UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09036
UBS Relationship Funds
(Exact name of registrant as specified in charter)
51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 215-564

Registrant’s telephone number, including area code:		212-882 5000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1.  Schedule of Investments

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
U.S. Bonds — 99.51%
Asset-Backed Securities — 10.02%
Conseco Finance Securitizations Corp., 00-1, Class A4
7.620%, due 05/01/31	$13,776,597	$14,010,639
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	4,706,827	4,858,319
Conseco Finance Securitizations Corp., 00-5, Class A4
7.470%, due 02/01/32	6,468,112	6,602,929
Countrywide Asset-Backed Certificates, 03-SD3, Class A1, 144A†
3.270%, due 12/25/32	356,324	358,401
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A†
3.190%, due 06/25/33	1,589,632	1,592,690
First Franklin Mortgage Loan Asset-Backed Certificates, 04-FFB, Class A1 (a)
4.167%, due 06/25/24	6,051,354	5,985,102
Greenpoint Manufactured Housing, 00-1, Class A2
7.600%, due 09/20/22	1,578,019	1,608,634
GreenTree Financial Corp., 94-5, Class A5
8.300%, due 11/15/19	1,041,806	1,102,502
GreenTree Financial Corp., 96-4, Class A6
7.400%, due 06/15/27	750,217	791,982
GreenTree Financial Corp., 99-1, Class A5
6.110%, due 09/01/23	15,130,000	15,431,641
GreenTree Financial Corp., 99-3, Class A5
6.160%, due 02/01/31	14,785,087	15,027,506
GreenTree Financial Corp., 99-3, Class A6
6.500%, due 02/01/31	2,185,000	2,242,101
GreenTree Financial Corp., 99-4, Class A5
6.970%, due 05/01/31	11,009,561	11,284,951
Metris Master Trust, 04-2, Class B†
3.520%, due 10/20/10	3,750,000	3,747,673
Metris Master Trust, 04-2, Class C, 144A†
4.200%, due 10/20/10	4,000,000	4,024,375
Paragon Mortgages PLC, 7A, Class B1A, 144A†
3.544%, due 05/15/43	2,650,000	2,656,810
Providian Gateway Master Trust, 04-AA, Class A, 144A†
3.040%, due 03/15/11	2,500,000	2,508,250
Providian Gateway Master Trust, 04-AA, Class C, 144A†
3.710%, due 03/15/11	2,270,000	2,280,896
Providian Gateway Master Trust, 04-AA, Class D, 144A†
4.660%, due 03/15/11	3,510,000	3,587,220
Providian Gateway Master Trust, 04-BA, Class D, 144A†
4.210%, due 07/15/10	2,140,000	2,156,307
RAFC Asset-Backed Trust, 01-1, Class A3 (a)
5.115%, due 11/25/29	1,377,090	1,379,397
WFS Financial Owner Trust, 04-3, Class D
4.070%, due 02/17/12	917,991	913,069
WFS Financial Owner Trust, 05-1, Class D
4.090%, due 08/17/12	2,000,000	1,981,146
		106,132,540
Commercial Mortgage-Backed Securities — 5.44%
C.S. First Boston Mortgage Securities Corp., 01-CF2, Class A1
5.257%, due 02/15/34	336,611	337,196
Commercial Mortgage Pass-Through Certificate, 04-CNL, Class G, 144A†
3.790%, due 09/15/14	3,500,000	3,504,447
Commercial Mortgage Pass-Through Certificate, 04-HTL1, Class A2, 144A†
3.130%, due 07/15/16	5,000,000	5,005,010
Commercial Mortgage Trust, 01-FL5A, Class E, 144A†
4.310%, due 11/15/13	2,404,018	2,403,240
Commercial Mortgage Trust, 01-FL5A, Class F, 144A†
3.453%, due 11/15/13	4,400,000	4,359,408
Federal National Mortgage Association, 97-M3, Class Z†
7.042%, due 03/17/20	4,934,467	5,119,459
Four Times Square Trust, 00-4TS, Class C, 144A
7.860%, due 04/15/15	7,200,000	8,118,037
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15	5,275,000	5,823,574
Host Marriott Pool Trust, 99-HMTA, Class D, 144A
7.970%, due 08/03/15	3,460,000	3,803,221
Host Marriott Pool Trust, 99-HMTA, Class E, 144A
8.070%, due 08/03/15	3,250,000	3,508,766
Nomura Asset Securities Corp., 96-MD5, Class A1B
7.120%, due 04/13/39	6,337,000	6,531,886

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
Salomon Brothers Mortgage Securities VII, 03-CDCA, Class C, 144A†
3.360%, due 02/15/15	$5,000,000	$5,032,102
Wachovia Bank Commercial Mortgage Trust, 02-WHL, Class L, 144A†
5.810%, due 03/15/15	4,000,000	4,003,390
		57,549,736
Mortgage and Agency Debt Securities — 84.05%
Adjustable Rate Mortgage Trust, 05-1, Class CB1†
4.718%, due 05/25/35	4,995,914	4,944,980
Bank of America Alternative Loan Trust, 04-10, Class 2CB1
6.000%, due 11/25/34	4,797,033	4,870,219
Bank of America Mortgage Securities, 02-9, Class 1A15
6.250%, due 10/25/32	6,654,395	6,638,702
Bear Stearns Adjustable Rate Mortgage Trust, 05-1, Class B1†
4.951%, due 03/25/35	7,922,445	7,835,793
Bear Stearns Alt-A Trust, 05-2, Class 2B2†
5.320%, due 04/25/35	6,196,777	6,186,126
C.S. First Boston Mortgage Securities Corp., 01-26, Class 5A1†
7.405%, due 11/25/31	1,659,004	1,669,012
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	8,915,623	9,159,690
C.S. First Boston Mortgage Securities Corp., 03-27, Class 9A1
7.000%, due 11/25/33	5,353,990	5,478,802
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	7,453,880	7,548,784
Citicorp Mortgage Securities, Inc., 94-9, Class A8
5.750%, due 06/25/09	81,620	80,879
Countrywide Alternative Loan Trust, 04-J8, Class 2A1
7.000%, due 08/25/34	11,163,533	11,510,951
Countrywide Alternative Loan Trust, 04-J10, Class 4CB1
6.500%, due 10/25/34	7,334,516	7,576,018
Countrywide Alternative Loan Trust, 04-J11, Class 3A1
7.250%, due 08/25/32	3,336,300	3,448,537
Countrywide Alternative Loan Trust, 05-J2, Class 2A1
7.500%, due 04/25/35	5,590,252	5,885,789
Federal Home Loan Mortgage Corp.
4.513%, due 01/01/35†	7,847,936	7,807,469
4.569%, due 11/01/34†	5,376,907	5,343,741
4.626%, due 12/01/34†	6,030,153	6,014,158
4.662%, due 10/01/34†	10,808,951	10,737,574
6.464%, due 03/01/30†	1,626,059	1,684,185
Federal Home Loan Mortgage Corp. Structured Pass
Through Securities, T-41, Class 3A
7.500%, due 07/25/32	4,074,900	4,290,587
Federal Home Loan Mortgage Corp. Structured Pass
Through Securities, T-42, Class A5
7.500%, due 02/25/42	7,056,945	7,447,019
Federal Home Loan Mortgage Corp., 1595, Class D
7.000%, due 10/15/13	250,846	258,912
Federal Home Loan Mortgage Corp., 2148, Class ZA
6.000%, due 04/15/29	9,638,216	9,792,782
Federal Home Loan Mortgage Corp., 2178, Class PB
7.000%, due 08/15/29	4,324,246	4,508,183
Federal Home Loan Mortgage Corp., 2426, Class GH
6.000%, due 08/15/30	4,289,906	4,382,288
Federal Home Loan Mortgage Corp., 2430, Class UC
6.000%, due 09/15/16	2,306,866	2,364,618
Federal Home Loan Mortgage Corp., Gold
5.000%, due 11/01/07	8,234	8,362
5.500%, due 12/01/17	548,100	559,861
5.500%, due 01/01/18	35,224	35,980
6.000%, due 12/01/13	1,519,561	1,570,923
6.000%, due 12/01/17	43,245	44,683
6.000%, due 04/01/23	2,380,432	2,450,947
6.000%, due 03/01/29	55,818	57,289
6.000%, due 08/01/29	8,008,911	8,224,474
6.000%, due 10/01/29	5,245,182	5,386,358
6.000%, due 12/01/30	4,052,141	4,154,905
6.000%, due 03/01/31	41,695	42,794
6.000%, due 03/01/32	3,437,419	3,522,760
6.000%, due 10/01/33	58,477	59,868
6.000%, due 01/01/34	4,529,269	4,637,060
6.000%, due 09/01/34	11,216,275	11,483,208
6.000%, due 10/01/34	7,286,091	7,459,491
6.000%, due 01/01/35	3,773,981	3,863,797
6.500%, due 01/01/29	884,666	921,824
6.500%, due 02/01/29	15,569,049	16,215,833
6.500%, due 06/01/29	1,369,685	1,425,704
6.500%, due 07/01/29	1,705,673	1,777,316

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
6.500%, due 09/01/29	$3,146,130	$3,276,658
6.500%, due 03/01/32	5,347,775	5,559,360
6.500%, due 10/01/32	8,690,036	9,031,546
6.500%, due 11/01/32	365,662	380,032
7.000%, due 07/01/12	585,424	615,392
7.000%, due 04/01/32	4,144,517	4,368,888
7.000%, due 07/01/32	6,015,509	6,341,170
7.500%, due 07/01/11	757,249	798,020
7.500%, due 02/01/24	1,854,915	1,995,133
7.500%, due 05/01/24	1,456,784	1,566,446
8.000%, due 07/01/25	209,102	225,549
8.000%, due 11/01/27	140,533	151,587
8.000%, due 01/01/30	73,463	79,084
8.000%, due 02/01/34	4,786,653	5,152,915
Federal National Mortgage Association
5.500%, TBA	21,510,000	21,913,312
3.337%, due 09/01/33†	2,502,504	2,507,432
3.785%, due 07/01/34†	2,674,219	2,757,152
3.839%, due 09/01/33†	5,458,744	5,400,303
3.855%, due 09/01/33†	4,067,360	4,042,348
4.105%, due 05/01/34†	8,577,126	8,714,397
4.309%, due 03/01/34†	2,804,330	2,793,024
4.378%, due 06/01/33†	1,386,672	1,382,872
4.497%, due 08/01/33†	5,176,789	5,318,861
4.509%, due 07/01/34†	6,911,430	6,974,992
4.551%, due 12/01/34†	7,935,060	7,894,552
4.589%, due 04/01/33†	31,962	32,466
4.605%, due 05/01/33†	5,977,242	6,019,198
4.661%, due 02/01/35†	5,495,118	5,488,227
4.677%, due 03/01/35†	6,022,510	6,022,474
4.686%, due 10/01/34†	7,198,479	7,147,374
4.688%, due 04/01/35†	9,864,107	10,131,103
4.954%, due 02/01/35†	17,686,622	17,924,101
4.997%, due 08/01/33†	3,316,062	3,383,502
5.000%, due 10/01/10	1,364,052	1,374,229
5.000%, due 06/01/33	11,542,870	11,317,788
5.000%, due 07/01/33	12,627,825	12,381,587
5.000%, due 03/01/34	196,411	192,581
5.115%, due 01/01/35†	8,261,092	8,331,361
5.500%, due 09/01/19	12,382,460	12,627,524
5.500%, due 07/01/23	6,982,579	7,055,880
5.500%, due 11/01/23	56,130	56,290
5.500%, due 04/01/24	5,848,246	5,902,991
5.500%, due 10/01/33	6,008,844	6,028,740
5.500%, due 11/01/34	5,202,172	5,213,281
6.000%, due 03/01/12	1,871,665	1,944,923
6.000%, due 07/01/17	814,169	841,254
6.000%, due 04/01/18	2,947,159	3,045,281
6.000%, due 02/01/19	3,567,736	3,679,331
6.000%, due 01/01/20	5,109,062	5,280,875
6.000%, due 02/01/20	3,085,340	3,189,097
6.000%, due 06/01/23	2,589,081	2,663,218
6.000%, due 01/01/24	2,443,634	2,514,511
6.000%, due 03/01/28	1,872,135	1,919,873
6.000%, due 12/01/28	1,000,357	1,025,866
6.000%, due 02/01/29	783,514	803,493
6.000%, due 03/01/29	1,357,645	1,392,264
6.000%, due 04/01/29	2,623,245	2,688,633
6.000%, due 05/01/29	1,330,599	1,364,529
6.000%, due 07/01/29	4,414,729	4,530,981
6.000%, due 12/01/29	6,035,689	6,189,596
6.000%, due 06/01/31	1,722,908	1,765,854
6.000%, due 01/01/34	4,463,354	4,563,410
6.000%, due 07/01/34	3,754,167	3,838,269
6.000%, due 11/01/34	8,519,497	8,710,353
6.000%, due 01/01/35	4,934,282	5,044,821
6.000%, due 02/01/35	5,848,867	5,979,979
6.500%, due 12/01/14	3,633,874	3,796,737
6.500%, due 04/01/16	1,606,912	1,681,074
6.500%, due 06/01/17	3,306,563	3,453,805
6.500%, due 10/01/18	1,233,544	1,257,022
6.500%, due 10/01/27	4,391,306	4,579,612
6.500%, due 08/01/28	1,553,174	1,618,056
6.500%, due 12/01/28	4,369,436	4,551,965
6.500%, due 01/01/29	692,850	722,560
6.500%, due 04/01/29	4,476,393	4,662,208
6.500%, due 06/01/29	4,600,343	4,789,793
6.500%, due 08/01/29	2,062,261	2,147,188

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
6.500%, due 12/01/29	$16,427,518	$17,123,036
6.500%, due 05/01/30	20,260	21,106
6.500%, due 10/01/30	2,882,276	3,000,973
6.500%, due 04/01/32	7,167,522	7,452,030
6.500%, due 10/01/34	4,762,556	4,944,638
6.500%, due 12/01/34	7,090,874	7,361,974
7.000%, due 04/01/18	637,644	649,838
7.000%, due 05/01/26	1,169,056	1,238,046
7.000%, due 03/01/31	502,826	532,499
7.000%, due 11/01/31	2,116,311	2,232,816
7.000%, due 04/01/32	5,613,212	5,920,438
7.000%, due 06/01/32	1,546,845	1,629,282
7.000%, due 05/01/33	32,707	34,467
7.000%, due 10/01/33	2,157,494	2,277,869
7.000%, due 01/01/34	3,409,354	3,601,791
7.500%, due 03/01/16	552,851	592,211
7.500%, due 02/01/27	799,245	857,780
7.500%, due 05/01/31	369,371	395,154
8.000%, due 11/01/22	688,026	744,121
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	1,372,524	1,440,654
Federal National Mortgage Association Grantor Trust, 01-T3, Class A1
7.500%, due 11/25/40	496,998	521,860
Federal National Mortgage Association Grantor Trust, 01-T4, Class A1
7.500%, due 07/25/41	4,075,412	4,277,043
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3†
7.500%, due 06/19/30	3,283,147	3,442,458
Federal National Mortgage Association Grantor Trust, 01-T10, Class A2
7.500%, due 12/25/41	6,613,491	6,966,460
Federal National Mortgage Association Grantor Trust, 02-T19, Class A1
6.500%, due 07/25/42	2,122,127	2,193,854
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	502,573	545,851
Federal National Mortgage Association Whole Loan, 01-W3, Class A
7.000%, due 09/25/41	4,948,948	5,122,593
Federal National Mortgage Association Whole Loan, 02-W1, Class 2A
7.500%, due 02/25/42	591,835	622,456
Federal National Mortgage Association Whole Loan, 03-W6, Class 6A†
4.185%, due 08/25/42	2,751,222	2,808,089
Federal National Mortgage Association Whole Loan, 04-W1, Class 3A†
4.026%, due 01/25/43	4,382,586	4,567,550
Federal National Mortgage Association Whole Loan, 04-W8, Class 3A
7.500%, due 06/25/44	5,807,746	6,145,360
Federal National Mortgage Association Whole Loan, 04-W12, Class 1A3
7.000%, due 07/25/44	3,583,145	3,757,066
Federal National Mortgage Association Whole Loan, 04-W15, Class 1A3
7.000%, due 8/25/44	3,625,027	3,802,063
Federal National Mortgage Association, 93-106, Class Z
7.000%, due 06/25/13	114,604	119,801
Federal National Mortgage Association, 01-57, Class PC
6.500%, due 09/25/30	1,406,849	1,407,825
Federal National Mortgage Association, 02-53, Class PD
6.000%, due 01/25/32	5,000,000	5,167,345
Federal National Mortgage Association, Strips
9.500%, due 11/01/09	1,030,334	1,099,033
First Horizon Alternative Mortgage Securities, 04-AA3, Class A1†
5.355%, due 09/25/34	5,987,223	6,013,215
First Horizon Asset Securities, Inc., 04-FL1, Class 1A1†
3.120%, due 02/25/35	4,602,483	4,596,798
GMAC Mortgage Corp. (b)(c)
11.625%, due 10/01/12	19,605	19,605
Government National Mortgage Association
6.000%, due 09/20/28	653,053	671,880
6.000%, due 11/20/28	254,409	261,743
6.000%, due 12/20/28	26,142	26,896
6.000%, due 02/20/29	3,258,830	3,352,203
6.000%, due 04/20/29	372,042	382,702
6.000%, due 05/20/29	3,908,222	4,020,202
6.000%, due 06/20/29	289,810	298,114
6.000%, due 07/15/29	3,784,990	3,899,352
6.000%, due 08/20/29	236,830	243,615
6.000%, due 09/20/29	629,226	647,255
6.000%, due 08/20/33	3,544,171	3,639,009
6.000%, due 02/20/34	5,006,685	5,145,925
6.500%, due 10/15/24	1,213,276	1,273,400
6.500%, due 08/15/27	244,047	255,562
6.500%, due 11/15/27	2,059,938	2,157,134
6.500%, due 03/15/28	87,759	91,871

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
6.500%, due 10/15/28	$1,461,305	$1,529,771
6.500%, due 11/15/28	508,147	531,955
6.500%, due 01/15/29	71,186	74,474
6.500%, due 05/15/29	1,353,604	1,416,116
6.500%, due 12/15/29	21,515	22,508
6.500%, due 11/20/30	1,508,287	1,508,873
6.500%, due 04/15/31	1,347,455	1,409,056
6.500%, due 06/16/31	3,741,687	3,822,543
6.500%, due 09/15/32	853,337	892,363
7.000%, due 03/15/12	1,331,116	1,403,072
7.000%, due 07/15/25	1,861,918	1,976,545
7.000%, due 04/15/26	615,012	652,170
7.000%, due 08/20/29	707,484	746,277
7.000%, due 07/15/31	836,433	884,383
7.500%, due 06/15/27	162,232	174,315
8.000%, due 09/15/17	2,049,297	2,216,680
8.000%, due 11/15/20	297,245	321,146
8.000%, due 12/15/22	73,488	79,341
8.000%, due 12/15/23	380,563	410,689
8.500%, due 12/15/17	2,053,769	2,240,035
GSMPS Mortgage Loan Trust, 01-2, Class A, 144A
7.500%, due 06/19/32	672,409	707,975
GSR Industries, Inc., 05-4F
6.500%, due 04/01/20	12,000,000	12,430,615
Homebanc Mortgage Trust, 04-1, Class 2A†
3.280%, due 08/25/29	6,274,011	6,300,223
Impac Secured Assets Common Owner Trust, 01-3, Class A2†
7.250%, due 04/25/31	476,917	476,119
Indymac Index Mortgage Loan Trust, 04-AR4, Class B1†
4.902%, due 08/25/34	9,824,056	9,725,816
Indymac Index Mortgage Loan Trust, 04-AR6, Class 1A†
5.483%, due 10/25/34	6,285,301	6,339,710
Indymac Index Mortgage Loan Trust, 05-AR1, Class B1†
5.377%, due 03/25/35	7,982,105	7,859,879
MLCC Mortgage Investors, Inc., 03-D, Class XA1 (b)(d)
1.000%, due 08/25/28	149,382,358	2,059,842
MLCC Mortgage Investors, Inc., 04-E, Class XA (b)(d)
1.360%, due 11/25/29	243,766,680	8,970,151
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A†
6.525%, due 09/25/34	6,639,127	6,745,050
RAAC Series, 04-SP2, Class A1†
6.047%, due 01/25/32	8,139,552	8,303,283
Residential Accredit Loans, Inc., 03-QS17, Class NB2
8.000%, due 09/25/33	3,038,842	3,229,808
Sequoia Mortgage Trust, 04-11, Class XAI (b)(d)
0.603%, due 12/20/34	161,601,725	4,918,462
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC, Class A1†
4.940%, due 03/25/34	10,581,947	10,415,660
Structured Asset Mortgage Investments, Inc., 04-AR8, Class X1 (b)(d)
0.861%, due 05/19/35	220,516,469	6,990,416
Structured Asset Securities Corp., 02-6, Class 2A1
6.250%, due 04/25/17	700,063	699,177
Structured Asset Securities Corp., 02-23XS, Class A7 (a)
6.080%, due 11/25/32	17,391,000	17,562,453
Structured Asset Securities Corp., 04-5H, Class A3
5.500%, due 12/25/33	10,000,000	10,072,976
Structured Asset Securities Corp., 04-20, Class 4A1
6.000%, due 11/25/34	9,089,130	9,265,736
Vendee Mortgage Trust, 98-2, Class 1G
6.750%, due 06/15/28	1,099,848	1,156,167
Wells Fargo Mortgage Backed Securities Trust, 03-18, Class A2
5.250%, due 12/25/33	4,147,193	4,058,290
Wells Fargo Mortgage Backed Securities Trust, 04-1, Class 1A1†
3.391%, due 07/25/34	6,758,175	6,804,109
Wells Fargo Mortgage Backed Securities Trust, 05-AR5, Class B1†
5.068%, due 04/25/35	7,757,000	7,611,556
		890,107,084
Total U.S. Bonds (Cost $1,057,402,084)		1,053,789,360

	Shares
Short-Term Investment — 3.98%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 2.77% (Cost $42,127,881)	42,127,881	42,127,881

Total Investments# — 103.49% (Cost $1,099,529,965)		1,095,917,241
Liabilities, in excess of cash and other assets — (3.49%)		(36,910,230)
Net Assets — 100.00%		$1,059,007,011

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $1,099,529,965; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$6,628,460
Gross unrealized depreciation	(10,241,034)
Net unrealized depreciation	$(3,612,574)

†	Variable rate security — The rate disclosed is that in effect at March 31, 2005.
(a)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.
(b)	Security is illiquid. These securities amounted to $22,958,476 or 2.17% of net assets.
(c)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2005 the value of this security amounted to $19,065 or 0.00% of net assets.
(d)

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

%	Represents a percentage of net assets.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of these securities amounted to $65,434,119 or 6.18% of net asets.

TBA	(To Be Assigned) Securities are purchase on a forward commitment basis with an approximate principal amount
(generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
Strips	Bonds that can be subdivided into a series of zero-coupon bonds.
#

UBS U.S. Securitized Mortgage Relationship Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

Industry Diversification

As a Percent of Net Assets

As of March 31, 2005 (Unaudited)

U.S. Bond
Asset-Backed Securities	10.02%
Commercial Mortgage-Backed Securities	5.44
Mortgage and Agency Debt Securities	84.05
Total U.S. Bonds	99.51
SHORT-TERM INVESTMENT	3.98
TOTAL INVESTMENTS	103.49
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(3.49)
NET ASSETS	100.00%

UBS High Yield Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
Bonds — 92.94%
U.S. Bonds — 84.06%
U.S. Corporate Bonds — 84.06%
AAC Group Holding Corp., 144A (a)
10.250%, due 10/01/12	$1,600,000	$1,152,000
Activant Solutions, Inc.
10.500%, due 06/15/11	1,300,000	1,384,500
Advanced Accessory Systems LLC
10.750%, due 06/15/11	1,000,000	835,000
Advanstar Communications, Inc.
10.750%, due 08/15/10	750,000	834,375
Aearo Co. I
8.250%, due 04/15/12	1,250,000	1,318,750
AES Corp.
9.375%, due 09/15/10	1,375,000	1,515,937
AK Steel Corp.
7.750%, due 06/15/12	1,750,000	1,684,375
American Airlines, Inc.
6.977%, due 05/23/21	1,136,212	1,034,360
8.608%, due 04/01/11	400,000	368,694
American Cellular Corp.
10.000%, due 08/01/11	1,050,000	966,000
American Rock Salt Co. LLC
9.500%, due 03/15/14	1,350,000	1,390,500
Ameripath, Inc.
10.500%, due 04/01/13	375,000	373,125
AmeriQual Group LLC, 144A
9.000%, due 04/01/12	925,000	934,250
Ameristar Casinos, Inc.
10.750%, due 02/15/09	1,000,000	1,092,500
AMR HoldCo, Inc., 144A
10.000%, due 02/15/15	500,000	520,000
Amscan Holdings, Inc.
8.750%, due 05/01/14	900,000	873,000
Anchor Glass Container Corp.
11.000%, due 02/15/13	925,000	834,813
Armor Holdings, Inc.
8.250%, due 08/15/13	850,000	915,875
AT&T Corp.
9.050%, due 11/15/11	450,000	511,313
9.750%, due 11/15/31	1,675,000	2,043,500
BE Aerospace, Inc., Series B
8.875%, due 05/01/11	1,000,000	1,012,500
Bear Island Paper Co. LLC, Series B
10.000%, due 12/01/07	500,000	505,625
Berry Plastics Corp.
10.750%, due 07/15/12	750,000	845,625
Block Communications, Inc.
9.250%, due 04/15/09	1,400,000	1,491,000
Buckeye Technologies, Inc.
8.000%, due 10/15/10	875,000	866,250
Buffets, Inc.
11.250%, due 07/15/10	1,250,000	1,318,750
Building Materials Corp. of America, Series B
7.750%, due 07/15/05	400,000	402,000
Cadmus Communications Corp.
8.375%, due 06/15/14	750,000	783,750
Cellu Tissue Holdings, Inc.
9.750%, due 03/15/10	1,250,000	1,287,500
Century Aluminum Co.
7.500%, due 08/15/14	1,000,000	1,010,000
Charter Communications Holdings LLC
10.000%, due 05/15/11	600,000	460,500
Charter Communications Operating LLC, 144A
8.000%, due 04/30/12	1,000,000	995,000
8.375%, due 04/30/14	300,000	301,500
Chesapeake Energy Corp.
7.500%, due 06/15/14	500,000	528,750

UBS High Yield Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
Chukchansi Economic Development Authority, 144A
14.500%, due 06/15/09	$550,000	$676,500
Cincinnati Bell, Inc.
8.375%, due 01/15/14	500,000	492,500
Circus & Eldorado Joint Venture Corp.
10.125%, due 03/01/12	600,000	643,500
Collins & Aikman Products Co., 144A
12.875%, due 08/15/12	550,000	247,500
Comstock Resources, Inc.
6.875%, due 03/01/12	1,250,000	1,243,750
Constar International, Inc.
11.000%, due 12/01/12	1,250,000	1,250,000
Continental Airlines, Inc.
7.461%, due 04/01/15	465,760	437,620
Crown Cork & Seal Co., Inc.
8.000%, due 04/15/23	2,500,000	2,412,500
CSC Holdings, Inc.
6.750%, due 04/15/12, 144A	100,000	99,250
7.875%, due 12/15/07	750,000	780,000
CSC Holdings, Inc., Series B
7.625%, due 04/01/11	450,000	468,000
Da-Lite Screen Co., Inc.
9.500%, due 05/15/11	1,500,000	1,627,500
Delta Petroleum Corp., 144A
7.000%, due 04/01/15	300,000	289,500
Dobson Cellular Sytems, 144A
9.875%, due 11/01/12	500,000	510,000
Dobson Communications Corp.
10.875%, due 07/01/10	625,000	553,125
DRS Technologies, Inc.
6.875%, due 11/01/13	750,000	750,000
Dura Operating Corp., Series D
9.000%, due 05/01/09	750,000	592,500
Dynegy Holdings, Inc.
7.125%, due 05/15/18	2,150,000	1,687,750
Edison Mission Energy
7.730%, due 06/15/09	400,000	417,000
10.000%, due 08/15/08	1,000,000	1,111,250
El Pollo Loco, Inc.
9.250%, due 12/15/09	765,000	780,300
Energy Partners Ltd.
8.750%, due 08/01/10	575,000	615,250
Equinox Holdings, Inc.
9.000%, due 12/15/09	950,000	997,500
FastenTech, Inc., 144A
12.500%, due 05/01/11	550,000	591,250
Georgia-Pacific Corp.
8.875%, due 05/15/31	1,500,000	1,807,500
Giant Industries, Inc.
11.000%, due 05/15/12	744,000	848,160
Granite Broadcasting Corp.
9.750%, due 12/01/10	925,000	860,250
Great Atlantic & Pacific Tea Co.
7.750%, due 04/15/07	1,200,000	1,206,000
Gregg Appliances, Inc., 144A
9.000%, due 02/01/13	825,000	783,750
Gulfmark Offshore, Inc., 144A
7.750%, due 07/15/14	1,500,000	1,545,000
Herbst Gaming, Inc.
8.125%, due 06/01/12	750,000	780,000
Hercules, Inc.
6.500%, due 06/30/29	1,000,000	800,000
Hornbeck Offshore Services, Inc.
6.125%, due 12/01/14	750,000	738,750
Houghton Mifflin Co.
8.250%, due 02/01/11	500,000	510,000
11.500%, due 10/15/13 (a)	1,625,000	1,129,375
Insight Communications Co., Inc. (a)
12.250%, due 02/15/11	1,750,000	1,741,250
Interface, Inc.
10.375%, due 02/01/10	1,100,000	1,232,000

UBS High Yield Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
IPC Acquisition Corp.
11.500%, due 12/15/09	$1,000,000	$1,100,000
Jacobs Entertainment Co.
11.875%, due 02/01/09	450,000	490,500
Jafra Cosmetics International, Inc.
10.750%, due 05/15/11	362,000	416,300
Kansas City Southern Railway Co.
7.500%, due 06/15/09	750,000	765,000
Land O’ Lakes, Inc.
8.750%, due 11/15/11	750,000	748,125
Landry’s Restaurants, Inc., 144A
7.500%, due 12/15/14	1,250,000	1,212,500
Las Vegas Sands Corp., 144A
6.375%, due 02/15/15	850,000	806,438
Le-Natures, Inc., 144A
10.000%, due 06/15/13	1,600,000	1,744,000
Levi Strauss & Co.
9.750%, due 01/15/15, 144A	400,000	393,000
12.250%, due 12/15/12	900,000	981,000
MCI, Inc.
8.735%, due 05/01/14	1,900,000	2,090,000
Mediacom LLC
9.500%, due 01/15/13	1,000,000	997,500
Merisant Co., 144A (a)
10.250%, due 07/15/13	1,000,000	860,000
Midwest Generation LLC
8.750%, due 05/01/34	725,000	808,375
Mirant Americas Generation LLC (d)
7.625%, due 05/01/06	675,000	762,750
MTR Gaming Group, Inc.
9.750%, due 04/01/10	750,000	817,500
National Mentor, Inc. 144A
9.625%, due 12/01/12	725,000	755,813
Nexstar Finance Holdings LLC (a)
11.375%, due 04/01/13	1,200,000	942,000
Nexstar Finance, Inc.
7.000%, due 01/15/14	725,000	685,125
Omnova Solutions, Inc.
11.250%, due 06/01/10	1,500,000	1,567,500
Owens-Brockway
6.750%, due 12/01/14, 144A	400,000	392,000
8.250%, due 05/15/13	300,000	317,250
Owens-Illinois, Inc.
7.800%, due 05/15/18	1,250,000	1,271,875
Pantry, Inc.
7.750%, due 02/15/14	800,000	828,000
Parker Drilling Co.
9.625%, due 10/01/13	500,000	552,500
Pathmark Stores, Inc.
8.750%, due 02/01/12	700,000	680,750
Perry Ellis International, Inc., Series B
9.500%, due 03/15/09	750,000	778,125
Pinnacle Foods Holding Corp.
8.250%, due 12/01/13	1,000,000	855,000
Pliant Corp.
11.125%, due 09/01/09	1,000,000	1,000,000
Port Townsend Paper Corp., 144A
12.000%, due 04/15/11	950,000	950,000
Pride International, Inc.
7.375%, due 07/15/14	430,000	455,800
Qwest Communications International, Inc., 144A
7.500%, due 02/15/11	750,000	733,125
Qwest Corp., 144A
7.875%, due 09/01/11	550,000	566,500
Qwest Services Corp., 144A
14.000%, due 12/15/10	500,000	578,750
Reliant Energy, Inc.
9.250%, due 07/15/10	1,000,000	1,070,000
Resolution Performance Products, Inc.
13.500%, due 11/15/10	750,000	810,000
Riddell Bell Holdings, Inc., 144A
8.375%, due 10/01/12	1,250,000	1,281,250

UBS High Yield Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
River Rock Entertainment Authority
9.750%, due 11/01/11	$1,250,000	$1,368,750
Rockwood Specialties Group, Inc.
10.625%, due 05/15/11	875,000	971,250
Sbarro, Inc.
11.000%, due 09/15/09	500,000	482,500
Select Medical Corp., 144A
7.625%, due 02/01/15	875,000	875,000
Seminis Vegetable Seeds, Inc.
10.250%, due 10/01/13	750,000	885,000
Seneca Gaming Corp.
7.250%, due 05/01/12	875,000	870,625
Sequa Corp.
9.000%, due 08/01/09	500,000	535,000
Sheridan Acquisition Corp.
10.250%, due 08/15/11	1,050,000	1,115,625
Solo Cup Co.
8.500%, due 02/15/14	1,300,000	1,300,000
Stanadyne Corp.
10.000%, due 08/15/14	1,150,000	1,184,500
Stone Energy Corp.
6.750%, due 12/15/14	1,250,000	1,212,500
Technical Olympic USA, Inc.
7.500%, due 01/15/15	1,350,000	1,248,750
Tenet Healthcare Corp., 144A
9.250%, due 02/01/15	800,000	798,000
Terra Capital, Inc.
11.500%, due 06/01/10	519,000	596,850
12.875%, due 10/15/08	600,000	711,000
Texas Genco LLC, 144A
6.875%, due 12/15/14	600,000	601,500
Tommy Hilfiger USA, Inc.
6.850%, due 06/01/08	500,000	506,250
Triton PCS, Inc.
9.375%, due 02/01/11	850,000	601,375
Universal Hospital Services, Inc.
10.125%, due 11/01/11	750,000	768,750
Valor Telecommunications Enterprises LLC, 144A
7.750%, due 02/15/15	1,250,000	1,243,750
Vertis, Inc., Series B
10.875%, due 06/15/09	1,200,000	1,158,000
Warner Music Group
7.375%, due 04/15/14	750,000	772,500
Wheeling Island Gaming, Inc.
10.125%, due 12/15/09	1,000,000	1,075,000
Whiting Petroleum Corp.
7.250%, due 05/01/12	1,000,000	1,010,000
Wolverine Tube, Inc., 144A
7.375%, due 08/01/08	750,000	723,750
WRC Media, Inc.
12.750%, due 11/15/09	1,125,000	1,036,405
Wynn Las Vegas LLC, 144A
6.625%, due 12/01/14	675,000	641,250

Total U.S. Bonds		122,005,928

International Bonds — 8.88%
International Corporate Bonds — 8.88%
Canada — 5.94%
Ainsworth Lumber Co., Ltd., 144A
7.250%, due 10/01/12	1,100,000	1,078,000
Calpine Canada Energy Finance ULC
8.500%, due 05/01/08	2,250,000	1,597,500
Intrawest Corp.
7.500%, due 10/15/13	350,000	350,875
Jean Coutu Group, Inc.
8.500%, due 08/01/14	1,350,000	1,311,187
MAAX Corp.
9.750%, due 06/15/12	700,000	714,000
Maax Holdings, Inc., 144A (a)
6.390%, due 12/15/12	500,000	285,000

UBS High Yield Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
Methanex Corp.
8.750%, due 08/15/12	$1,000,000	$1,155,000
Millar Western Forest Products Ltd.
7.750%, due 11/15/13	500,000	495,000
Rogers Wireless Communications, Inc.
7.250%, due 12/15/12	300,000	306,000
7.500%, due 03/15/15	300,000	309,750
8.000%, due 12/15/12	150,000	154,125
Tembec Industries, Inc.
8.500%, due 02/01/11	400,000	379,000
8.625%, due 06/30/09	500,000	482,500
		8,617,937
Cayman Islands — 0.60%
Bluewater Finance Ltd.
10.250%, due 02/15/12	800,000	868,000

France — 0.89%
Rhodia S.A.
7.625%, due 06/01/10	750,000	738,750
10.250%, due 06/01/10	500,000	545,000
		1,283,750
Norway — 0.77%
Petroleum Geo-Services ASA
10.000%, due 11/05/10	1,000,000	1,122,500

Sweden — 0.68%
Stena AB
7.000%, due 12/01/16	750,000	693,750
7.500%, due 11/01/13	300,000	297,000
		990,750
Total International Bonds		12,882,937

Total Bonds (Cost $139,081,488)		134,888,865

	Shares
Equities — 0.02%
U.S. Equities — 0.02%
Food Products — 0.00%
Aurora Foods, Inc. (b)(c)(e)	16,453	0

Media — 0.02%
Pegasus Communications Corp., Class A (e)	2,323	30,844
Total U.S. Equities		30,844

Warrants — 0.00% (b)(e)(f)
Dayton Superior Corp., expires 06/15/09, 144A	1,500	15
HF Holdings, Inc., expires 9/27/09, 144A	8,680	87
Pliant Corp., expires 06/01/10, 144A (c)	1,090	11
		113
Total Equities (Cost $150,572)		30,957

Short-Term Investment — 0.21%
UBS Supplementary Trust U.S. Cash
Management Prime Fund,
yield of 2.77% (Cost $303,613)	303,613	303,613

Total Investments# — 93.17%
(Cost $139,535,673)		135,223,435
Cash and other assets, less liabilities — 6.83%		9,908,954
Net Assets — 100.00%		$145,132,389

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $139,535,673; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,757,740
Gross unrealized depreciation	(8,069,978)
Net unrealized depreciation	$(4,312,238)

(a)                                  Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.

(b)                                 Security is illiquid. These securities amounted to $113 or 0.00% of net assets.

(c)                                  Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2005, the value of these securities amounted to $11 or 0.00% of net assets.

(d)                                 Security is in default.

UBS High Yield Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

(e)                                  Non-income producing security.

(f)                                    Represents a restricted security.

%                                     Represents a percentage of net assets.

144A                    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of these securities amounted to $25,165,239 or 17.34% of net asets.

#                                         UBS High Yield Relationship Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

RESTRICTED SECURITIES

Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Market Value	Market Value Percentage of Net Assets
Dayton Superior Corp.,
expires 06/15/09 144A	08/17/00	$0	0.00%	$15	0.00%
HF Holdings, Inc.,
expires 09/27/09 144A	01/08/01	4,746,048	3.27	87	0.00
Pliant Corp.,
expires 06/01/10 144A	11/27/00	0	0.00	11	0.00

UBS High Yield Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Industry Diversification

As a Percent of Net Assets

As of March 31, 2005 (Unaudited)

BONDS
U.S. BONDS
U.S. Corporate Bonds
Aerospace & Defense	2.21%
Airlines	1.27
Auto Components	1.97
Beverages	1.20
Building Products	0.28
Chemicals	4.45
Commercial Services & Supplies	0.54
Containers & Packaging	7.06
Distributors	0.29
Diversified Financial Services	5.67
Diversified Telecommunication Services	4.83
Electric Utilities	2.03
Energy Equipment & Services	2.37
Food & Staples Retailing	1.87
Food Products	3.27
Health Care Equipment & Supplies	0.53
Health Care Providers & Services	1.93
Hotels, Restaurants & Leisure	9.86
Household Durables	1.71
Household Products	1.14
Industrial Conglomerates	0.91
Machinery	0.91
Media	10.86
Metals & Mining	1.86
Multi-Utilities & Unregulated Power	2.31
Oil & Gas	3.96
Paper & Forest Products	1.83
Road & Rail	0.53
Software	1.71
Textiles, Apparel & Luxury Goods	1.82
Transportation Infrastructure	1.07
Wireless Telecommunication Services	1.81
Total U.S. Corporate Bonds	84.06
INTERNATIONAL BONDS
International Corporate Bonds
Chemicals	1.68
Diversified Financial Services	1.28
Energy Equipment & Services	0.77
Food & Staples Retailing	0.90
Food Products	0.59
Hotels, Restaurants & Leisure	0.25
Industrial Conglomerates	0.69
Multi-Utilities & Unregulated Power	1.11
Paper & Forest Products	1.08
Wireless Telecommunication Services	0.53
Total International Corporate Bonds	8.88
TOTAL BONDS	92.94
U.S. Equities
Media	0.02
Total U.S. Equities	0.02
SHORT-TERM INVESTMENT	0.21
TOTAL INVESTMENTS	93.17
CASH AND OTHER ASSETS, LESS LIABILITIES	6.83
NET ASSETS	100.00%

UBS Emerging Markets Debt Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Face Amount	Value
International Bonds — 90.25%
Argentina — 12.16%
Banco de Galicia y Buenos Aires †
6.290%, due 01/01/10	$400,000	$358,000
Republic of Argentina
0.000%, due 09/01/49* (b)	17,500,000	910,000
2.000%, due 04/15/07 (a)(b)	3,770,000	989,625
2.000%, due 01/03/10	1,380,000	745,200
2.000%, due 01/03/16	1,795,000	839,162
3.010%, due 08/03/12 (a)†	6,495,000	5,481,780
5.830%, due 12/31/33	EUR	7,464,000	2,274,013
5.870%, due 03/31/23 (b)	1,186,197	894,152
12,491,932
Brazil — 19.63%
Brazil Real Credit-Linked Note @ (e)
11.630%, due 01/03/07	$2,965,819	2,194,473
Federal Republic of Brazil
3.125%, due 04/15/12 †	820,595	770,333
7.875%, due 03/07/15	430,000	405,920
7.875%, due 03/08/15	1,300,000	1,227,200
8.875%, due 10/14/19	530,000	515,690
8.875%, due 04/15/24	1,602,000	1,517,895
10.125%, due 05/15/27	820,000	861,000
11.000%, due 08/17/40	530,000	589,095
Federal Republic of Brazil, DCB†
3.125%, due 04/15/12	1,897,061	1,780,866
Federal Republic of Brazil, PAR†
6.000%, due 04/15/24	11,490,000	10,312,275
20,174,747
Colombia — 3.38%
Republic of Colombia
9.750%, due 04/09/11	$2,370,044	2,607,048
10.375%, due 01/28/33	820,000	869,200
3,476,248
Dominican Republic — 0.86%
Republic of Dominican
9.040%, due 01/23/13	$610,000	553,575
9.500%, due 09/27/06	360,000	333,000
886,575
Ecuador — 2.61%
Republic of Ecuador (c)
8.000%, due 08/15/30	$2,995,000	2,680,525

El Salvador — 0.73%
Republic of El Salvador
8.250%, due 04/10/32	$740,000	752,950

Malaysia — 1.27%
Johor Corp. (c)
1.000%, due 07/31/12	MYR	5,260,000	1,301,158

Mexico — 15.70%
Conproca S.A. de C.V.
12.000%, due 06/16/10	$2,822,000	3,456,950
Pemex Project Funding Master Trust, 144A
9.250%, due 03/30/18	10,000	12,000

UBS Emerging Markets Debt Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Face Amount	Value
United Mexican States
5.875%, due 01/15/14	$1,564,000	$1,550,706
7.500%, due 04/08/33	6,539,000	6,931,340
8.300%, due 08/15/31	2,680,000	3,068,600
9.000%, due 12/29/05	MXN	12,500,000	1,111,211
16,130,807
Netherlands — 0.70%
ING Bank NV
11.890%, due 12/30/09	EUR	3,120,000	714,608

Panama — 1.55%
Republic of Panama
8.875%, due 09/30/27	$1,023,000	1,099,725
9.375%, due 01/16/23	440,000	495,000
1,594,725
Peru — 2.05%
Republic of Peru
8.375%, due 05/03/16	$1,150,000	1,201,750
Republic of Peru, FLIRB †
5.000%, due 03/07/17	975,150	909,327
2,111,077
Philippines — 3.78%
Republic of Philippines
6.500%, due 12/01/17 † (b)	$320,000	311,631
9.500%, due 02/02/30	1,840,000	1,791,700
9.875%, due 01/15/19	500,000	522,500
10.625%, due 03/16/25	1,170,000	1,259,213
3,885,044
Poland — 0.94%
Republic of Poland
5.750%, due 06/24/08	PLN	3,000,000	961,507

Qatar — 1.61%
State of Qatar
9.750%, due 06/15/30	$1,150,000	1,658,875

Russia — 13.49%
Russian Federation
5.000%, due 03/31/30 (c)	$12,370,000	12,710,175
8.250%, due 03/31/10	650,000	698,750
Russian Ministry of Finance
3.000%, due 05/14/11	540,000	450,225
13,859,150
Serbia — 1.89%
Serbia NFA Loan (b)(e)
8.400%, due 04/01/49	$2,460,000	1,943,400

Slovakia — 1.33%
Republic of Slovakia@
0.121%, due 01/14/07	SKK	42,500,000	1,363,306

Turkey — 1.90%
Republic of Turkey
8.000%, due 02/14/34	$360,000	353,700
9.000%, due 06/30/11	970,000	1,057,300
11.875%, due 01/15/30	250,000	335,000
12.375%, due 06/15/09	170,000	204,425
1,950,425
Ukraine — 1.98%
Republic of Ukraine
7.650%, due 06/11/13	$1,900,000	2,037,750

UBS Emerging Markets Debt Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
Uruguay — 0.00%
Republic of Uruguay, PIK
7.875%, due 01/15/33	$1,416	$1,225

Venezuela — 2.69%
Republic of Venezuela
8.500%, due 10/08/14	$520,000	514,800
9.250%, due 09/15/27	1,450,000	1,439,125
9.375%, due 01/13/34	820,000	815,900
		2,769,825
Total International Bonds (Cost $91,205,295)		92,745,859

Shares
Short-Term Investments — 8.88%
Other — 6.27%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 2.77%	6,447,578	6,447,578

	Face Amount
Time Deposits — 2.22%
Russia Over the Cover
3.000%, due 08/22/05 (b)(e)	$1,200,000	1,193,740
3.500%, due 08/22/05 (b)(e)	970,000	986,338
Russian Ruble Deposit
3.050%, due 08/22/05	100,000	99,705
		2,279,783
U.S. Government Obligation — 0.39%
U.S. Treasury Bills, yield of 2.63%
due 07/21/05 (d)	400,000	396,554

Total Short-Term Investments (Cost $9,114,330)		9,123,915

Total Investments# — 99.13%
(Cost $100,319,625)		101,869,774
Cash and other assets, less liabilities — 0.87%		898,626
Net Assets — 100.00%		$102,768,400

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $100,319,625; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,633,184
Gross unrealized depreciation	(2,083,035)
Net unrealized appreciation	$1,550,149

†                                          Variable rate security — The rate disclosed is that in effect at March 31, 2005.

*                                         Reflects annualized yield at March 31, 2005 on zero coupon bonds. Yields are less than 0.001%.

(a)                                  Security is in default.

(b)                                 Security is illiquid. These securities amounted to $7,228,886 or 7.03% of net assets.

(c)                                  Step Bonds — coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.

@                                    Interest rate reflects yield at March 31, 2005.

(d)                                 This security was pledged to cover margin requirements for futures contracts.

(e)                                  Security is fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2005, the value of this security amounted to $6,317,951 or 6.15% of net assets.

144A                    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of these securities amounted to $12,000 or 0.01% of net asets.

%                                     Represents a percentage of net assets.

#                                         UBS Emerging Markets Debt Relationship Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or

UBS Emerging Markets Debt Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

DCB	Debt Conversion Bond
EUR	Euro
FLIRB	Front Loaded Interest Reduction Bond
MXN	Mexican Peso
MYR	Malaysian Ringgit
PIK	Payment In Kind
PLN	Polish Zloty
SKK	Slovakia Koruna

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Emerging Markets Debt Relationship Fund had the following open forward foreign currency contracts as of

March 31, 2005:

					Unrealized
	Contracts	In		Maturity	Appreciation/
	to Deliver	Exchange For		Dates	(Depreciation)

Brazilian Real	4,216,500	USD	1,500,000	04/22/05	$(74,377)
Chinese Renminbi	17,059,122	USD	2,121,781	07/05/05	44,671
Euro	3,000,000	USD	3,931,418	04/21/05	31,108
Mexican Peso	24,887,434	USD	2,189,831	07/05/05	3,553
United States Dollar	2,088,659	CNY	17,059,122	07/05/05	(11,549)
United States Dollar	1,740,492	EUR	1,300,000	04/21/05	(50,357)
United States Dollar	2,121,781	MXN	24,887,434	07/05/05	64,497
United States Dollar	2,690,815	THB	104,000,000	04/21/05	(31,218)
Total net unrealized depreciation on forward foreign currency contracts					$(23,672)

Currency Type Abbreviations

CNY Chinese Renminbi

EUR Euro

MXN Mexican Peso

THB Thai Baht

USD United States Dollar

FUTURES CONTRACTS

UBS Emerging Markets Debt Relationship Fund had the following open futures contracts as of March 31, 2005:

				Unrealized
	Expiration	Cost/	Current	Appreciation/
	Date	Proceeds	Value	(Depreciation)
U.S. Treasury Note Futures Buy Contracts:
5 Year U.S. Treasury Notes, 70 contracts	June 2005	$7,553,615	$7,496,563	$(57,052)
10 Year U.S. Treasury Notes, 13 contracts	June 2005	1,437,607	1,420,453	(17,154)
U.S. Treasury Bond Futures Sale Contracts:
30 Year U.S. Treasury Bonds, 183 contracts	June 2005	20,753,344	20,381,625	371,719
Total net unrealized appreciation on futures contracts				$297,513

The aggregate market value of investments pledged to cover margin requirements for the open futures contracts at March 31, 2005 was $396,554.

UBS Emerging Markets Debt Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Industry Diversification

As a Percentage of Net Assets

As of March 31, 2005 (Unaudited)

INTERNATIONAL BONDS
Commercial Banks	1.04%
Construction & Engineering	3.36
Oil & Gas	0.01
Real Estate	1.27
Foreign Government Bonds	84.57
Total International Bonds	90.25
SHORT-TERM INVESTMENTS	8.88
TOTAL INVESTMENTS	99.13
CASH AND OTHER ASSETS, LESS LIABILITIES	0.87
NET ASSETS	100.00%

UBS Emerging Markets Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
International Equities — 98.32%
Argentina — 0.47%
Tenaris S.A. ADR	39,900	$2,454,249

Brazil — 15.46%
Banco Bradesco S.A., Preferred	329,789	9,564,315
Banco Itau Holding Financeira S.A.	52,700	8,603,273
Caemi Mineracao e Metalurgica S.A., Preferred (a)	5,012,000	4,656,626
Cia de Bebidas das Americas, Preferred, ADR	253,300	7,317,837
Cia Energetica de Minas Gerais, Preferred	202,528,802	4,673,742
Cia Siderurgica Nacional S.A.	123,000	2,928,682
Companhia Vale do Rio Doce, Preferred, Series A (a)(b)	23,646	0
Petroleo Brasileiro S.A.	89,966	3,976,304
Petroleo Brasileiro S.A., Preferred	533,318	20,690,772
Tele Norte Leste Participacoes S.A., ADR (a)	709,935	10,982,694
Usinas Siderurgicas de Minas Gerais S.A.	259,642	5,596,196
Votorantim Celulose e Papel S.A. ADR	172,050	2,236,650
		81,227,091
China — 1.81%
China Petroleum & Chemical Corp.	7,780,000	3,142,185
China Telecom Corp., Ltd. (a)	10,422,000	3,641,323
Huadian Power International Corp., Ltd.	5,920,000	1,612,955
People’s Food Holdings Ltd.	1,524,000	1,118,074
		9,514,537
Czech Republic — 0.52%
CEZ	155,697	2,756,100

Hong Kong — 3.38%
China Merchants Holdings International Co., Ltd.	1,430,000	2,805,234
China Mobile Hong Kong Ltd.	1,639,500	5,360,350
China Netcom Group Corp. Hong Kong Ltd. (a)	1,105,500	1,552,081
China Unicom Ltd.	3,134,000	2,431,062
CNOOC Ltd.	10,399,000	5,599,928
		17,748,655
Hungary — 2.39%
Mol Magyar Olaj-es Gazipari Rt.	19,237	1,552,032
OTP Bank Rt.	321,418	11,014,704
		12,566,736
India — 8.28%
Bharat Heavy Electricals Ltd. Participation
Certificates - Citigroup Global Markets Holdings, Inc. (a)(b)	142,695	2,507,824
Cathay Financial Holding Co., Ltd.
Participation Certificates - Salomon Smith Barney (a)(b)	1,097,800	2,083,680
Delta Electrical Ltd. Participation Certificates -
Citigroup Global Markets Holdings, Inc., 144A (a)(b)	776,800	1,259,902
Dr. Reddys Laboratories Ltd., 144A (a)	63,300	1,069,568
EIH Ltd.	12	87
GAIL India Ltd. Participation Certificate -
Citigroup Global Markets Holdings, Inc., 144A (a)(b)	405,900	1,981,604
Hindustan Lever Ltd.	4,855	14,649
ICICI Bank Ltd. Participation Certificates -
Citigroup Global Markets Holdings, Inc. (a)(b)	893,500	8,052,038
Indian Oil & Natural Gas Corp., Ltd. Participation
Certificates - Citigroup Global Markets Holdings, Inc. (a)(b)	130,000	2,609,490
Indian Oil & Natural Gas Corp., Ltd. Participation
Certificates - Citigroup Global Markets Holdings, Inc. (a)(b)	161,300	3,254,873
Indian Oil Corp., Ltd. Participation
Certificates - Citigroup Global Markets Holdings, Inc. (a)(b)	260,000	2,591,680
Infosys Technology Ltd. ADR	72,000	5,308,560
ITC Ltd.	101,828	3,133,662
Larsen & Toubro Ltd.	154,159	3,513,371
Reliance Industries Citigroup Ltd. Participation
Certificates - Citigroup Global Markets Holdings, Inc. (a)(b)	276,978	3,466,586
Tata Motors Ltd. Participation Certificates -
Citigroup Global Markets Holdings, Inc. ADR (a)(b)	129,734	1,258,420
UTI Bank Ltd. GDR, 144A (a)	255,530	1,416,479
		43,522,473
Indonesia — 3.72%
PT Astra International	3,044,576	3,375,718
PT Bank Dagang Nasional (a)(c)	1,062	0
PT Bank Rakyat	13,807,500	4,155,372
PT HM Sampoerna	3,956,000	4,323,611
PT Indosat	10,516,000	5,413,464
PT Telekomunikasi	4,772,900	2,255,409
		19,523,574
Israel — 1.78%
Check Point Software Technologies Ltd. (a)	44,150	959,821
Teva Pharmaceutical Industries Ltd., ADR	270,520	8,386,120
		9,345,941

UBS Emerging Markets Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Korea — 17.44%
Daelim Industrial Co.	55,420	$2,936,087
Daishin Securities Co., Ltd. (a)	262,620	2,611,976
Hansol Paper Co.	106,020	1,205,840
Hynix Semiconductor, Inc. (a)	41,520	533,566
Hyundai Department Store Co., Ltd.	70,310	3,008,340
Hyundai Mobis	48,860	3,185,162
Hyundai Motor Co., Ltd.	31,248	1,692,408
Hyundai Motor Co., Ltd., Preferred	303,920	10,654,409
Kookmin Bank	280,616	12,531,694
Korean Reinsurance Co. (a)	409,180	2,228,228
LG Chem Ltd.	105,698	4,267,472
LG Electronics, Inc.	65,670	4,403,867
NCSoft Corp. (a)	28,600	2,196,750
POSCO	34,841	6,896,151
Samsung Electronics Co., Ltd.	51,059	25,240,392
Samsung Electronics Co., Ltd., Preferred	11,890	3,904,791
Sejong Securities Co., Ltd. (b)(c)	726,000,000	0
SK Telecom Co., Ltd., ADR	210,144	4,144,040
		91,641,173
Malaysia — 2.32%
AMMB Holdings Bhd	1,415,600	1,046,799
AMMB Holdings Bhd (a)	283,120	105,052
Commerce Asset Holdings Bhd	1,289,600	1,554,307
Genting Bhd	529,600	2,411,074
Malakoff Bhd	1,342,000	2,666,342
Resorts World Bhd	990,900	2,438,136
Tanjong PLC	571,500	1,985,211
		12,206,921
Mexico — 4.38%
America Movil S.A. de C.V., Series L	1,614,844	4,159,326
Cemex S.A. de C.V. CPO	473,183	3,432,021
Consorcio ARA S.A. de C.V. (a)	417,981	1,384,236
Fomento Economico Mexicano S.A. de C.V.	1,069,900	5,731,522
Grupo Financiero Banorte S.A. de C.V.	302,600	1,967,448
Telefonos de Mexico S.A. de C.V., Series L	373,544	644,761
Telefonos de Mexico S.A. de C.V., Series L, ADR	164,000	5,662,920
		22,982,234
Philippines — 0.26%
SM Investments Corp. (a)	330,100	1,370,283

Poland — 0.29%
Polski Koncern Naftowy Orlen S.A.	103,957	1,508,973

Russia — 4.75%
AFK Sistema GDR, 144A (a)	258,265	4,196,806
LUKOIL, ADR	65,961	8,970,696
MMC Norilsk Nickel, ADR	37,200	2,170,620
Surgutneftegaz, Preferred	2,138,807	1,251,202
Surgutneftegaz, Preferred ADR	87,579	5,123,372
Vimpel-Communications, ADR (a)	94,200	3,242,364
		24,955,060
South Africa — 10.88%
ABSA Group Ltd.	121,422	1,471,013
Anglo American Platinum Corp., Ltd.	33,100	1,244,491
Edgars Consolidated Stores Ltd.	47,732	2,108,990
Gold Fields Ltd.	348,152	4,055,597
Impala Platinum Holdings Ltd.	74,631	6,295,445
JD Group Ltd.	207,427	2,049,690
Massmart Holdings Ltd.	357,877	2,415,077
MTN Group Ltd.	1,905,396	13,470,564
Naspers Ltd.	274,126	3,136,455
Sanlam Ltd.	4,350,769	8,486,577
Standard Bank Group Ltd.	1,230,336	12,430,372
		57,164,271
Taiwan — 14.21%
Asustek Computer, Inc.	1,608,000	4,440,297
Cathay Financial Holding Co., Ltd.	1,432,000	2,718,009
China Steel Corp.	2,872,220	3,204,422
Chinatrust Financial Holding Co.	7,917,797	8,934,098
Chunghwa Telecom Co., Ltd., ADR	49,200	1,042,548
Delta Electronics, Inc.	1,168,083	1,894,529
Far EasTone Telecommunications Co., Ltd. GDR, 144A	141,882	2,695,247
Formosa Chemicals & Fibre Corp.	1,905,000	3,881,832
HON HAI Precision Industry	809,000	3,594,871
LITE-ON IT Corp.	1,368,000	2,279,566
Lite-On Technology Corp.	3,433,300	3,694,181
MediaTek, Inc.	606,236	4,310,191
Siliconware Precision Industries Co.	2,881,300	2,501,224
Synnex Technology International Corp.	2,080,000	3,182,124
Taiwan Fertilizer Co., Ltd.	4,013,000	4,821,052

UBS Emerging Markets Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	9,935,891	$16,241,300
United Microelectronics Corp. (a)	5,069,000	3,064,954
Yuanta Core Pacific Securities Co.	2,915,641	2,133,102
		74,633,547
Thailand — 2.92%
Airports of Thailand PCL	920,700	1,100,415
Bangkok Bank PCL	1,718,700	4,921,242
Kasikornbank PCL	1,037,700	1,551,974
Siam Cement PCL	358,000	2,416,260
TelecomAsia Corp. PCL (b)(c)	216,818	0
Thai Airways International PCL	1,695,500	2,037,287
Thai Oil PCL	2,066,800	3,328,861
		15,356,039
Turkey — 2.88%
Akbank TAS	1,510,896	7,327,929
Turkcell Iletisim Hizmet AS	330,762	2,265,493
Turkiye Garanti Bankasi AS (a)	1,461,687	5,541,531
		15,134,953
United Kingdom — 0.18%
JPMorgan International Derivatives Ltd.	102,300	921,907

Total International Equities (Cost $419,528,087)		516,534,717

Investment Company — 0.30%
Thailand — 0.30%
Arisaig Asean Fund Ltd. (a)
(Cost $684,021)	62,708	1,590,275

Short-Term Investments — 1.59%
UBS Supplementary Trust U.S. Cash
Management Prime Fund, yield of 2.77% (Cost $8,375,687)	8,375,687	8,375,687
Total Investments# — 100.21%
(Cost $428,587,795)		526,500,679
Liabilities, in excess of cash and other assets — (0.21%)		(1,163,822)
Net Assets —100.00%		$525,336,857

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $428,587,795; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$104,367,746
Gross unrealized depreciation	(6,454,862)
Net unrealized appreciation	$97,912,884

(a)           Non-income producing security.

(b)           Security is fair valued by the valuation committee under the direction of the Board of Trustees.  At March 31, 2005, the value of these securities amounted to $29,066,097 or 5.53% of net assets.

(c)           Security is illiquid. At March 31, 2005, the value of  these securities amounted to $0 or 0.00% of net assets.

%            Represents a percentage of net assets.

144A       Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of this security amounted to $12,619,605 or 2.40% of net assets.

ADR       American Depositary Receipt.

Bhd         Berhad

GDR        Global Depositary Receipt.

#              UBS Emerging Markets Equity Relationship Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities.  Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

UBS Emerging Markets Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Industry Diversification

As a Percentage of Net Assets

As of March 31, 2005 (Unaudited)

INTERNATIONAL EQUITIES
Airlines	0.39%
Auto Components	0.61
Automobiles	3.23
Beverages	2.49
Capital Markets	0.90
Chemicals	2.47
Commercial Banks	18.10
Computers & Peripherals	1.98
Construction & Engineering	0.56
Construction Materials	1.11
Diversified Financial Services	3.58
Diversified Telecommunication Services	6.74
Electric Utilities	2.23
Electronic Equipment & Instruments	1.65
Energy Equipment & Services	1.14
Food & Staples Retailing	0.46
Food Products	0.21
Hotels, Restaurants & Leisure	1.30
Household Durables	1.10
Industrial Conglomerates	0.53
Insurance	2.95
IT Services	1.01
Media	0.60
Metals & Mining	7.05
Multiline Retail	0.57
Oil & Gas	12.27
Paper & Forest Products	0.66
Pharmaceuticals	1.60
Semiconductors & Semiconductor Equipment	10.62
Software	0.60
Specialty Retail	0.79
Tobacco	1.42
Transportation Infrastructure	0.21
Wireless Telecommunication Services	7.19
Total International Equities	98.32
INVESTMENT COMPANY	0.30
SHORT-TERM INVESTMENT	1.59
TOTAL INVESTMENTS	100.21
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(0.21)
NET ASSETS	100.00%

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Equities — 62.38%
U.S. Equities — 37.97%
Advance Auto Parts, Inc. (a)	54,700	$2,759,615
Aflac, Inc.	104,700	3,901,122
Albertson’s, Inc. (b)	310,400	6,409,760
Allergan, Inc.	175,800	12,212,826
Allstate Corp.	106,500	5,757,390
American Electric Power Co., Inc.	138,850	4,729,231
American International Group, Inc.	67,800	3,756,798
Applied Material, Inc. (a)	284,900	4,629,625
Bristol-Myers Squibb Co.	174,500	4,442,770
Burlington Northern Santa Fe Corp.	213,400	11,508,662
Cephalon, Inc. (a)	87,300	4,088,259
Citigroup, Inc.	502,275	22,572,238
Clear Channel Communications, Inc.	110,600	3,812,382
Costco Wholesale Corp.	242,800	10,726,904
Dex Media, Inc.	126,800	2,618,420
Equifax, Inc.	31,700	972,873
Exelon Corp.	266,900	12,248,042
ExxonMobil Corp.	214,100	12,760,360
Fifth Third Bancorp.	132,200	5,681,956
FirstEnergy Corp.	186,920	7,841,294
Freddie Mac	187,400	11,843,680
Genzyme Corp. (a)	148,700	8,511,588
Hartford Financial Services Group, Inc.	75,100	5,148,856
Hewlett-Packard Co.	299,200	6,564,448
IAC/InterActiveCorp. (a)	267,800	5,963,906
Illinois Tool Works, Inc.	130,100	11,647,853
Johnson & Johnson	308,824	20,740,620
Johnson Controls, Inc.	106,600	5,944,016
JPMorgan Chase & Co.	349,200	12,082,320
Kimberly-Clark Corp.	109,500	7,197,435
Kohl’s Corp. (a)	97,700	5,044,252
Kroger Co. (a)	394,300	6,320,629
Lockheed Martin Corp.	127,600	7,791,256
Marathon Oil Corp.	143,000	6,709,560
Martin Marietta Materials, Inc.	141,381	7,906,026
Masco Corp.	373,100	12,935,377
Medco Health Solutions, Inc. (a)	133,800	6,632,466
Medtronic, Inc.	71,300	3,632,735
Mellon Financial Corp.	348,300	9,940,482
Microsoft Corp.	586,900	14,185,373
Millennium Pharmaceuticals, Inc. (a)	199,600	1,680,632
Morgan Stanley	282,250	16,158,813
Mylan Laboratories, Inc.	368,900	6,536,908
Nextel Communications, Inc., Class A (a)	561,000	15,943,620
NiSource, Inc.	138,100	3,147,299
Northrop Grumman Corp.	115,200	6,218,496
Office Depot, Inc. (a)	130,200	2,887,836
Omnicom Group, Inc.	127,700	11,304,004
Oracle Corp. (a)	578,900	7,224,672
Pepco Holdings, Inc.	108,300	2,273,217
PNC Financial Services Group, Inc.	122,400	6,301,152
SBC Communications, Inc.	163,700	3,878,053
Sempra Energy	131,700	5,246,928
Time Warner, Inc. (a)	511,100	8,969,805
Tribune Co.	122,500	4,884,075
UnitedHealth Group, Inc.	156,900	14,965,122
Univision Communications, Inc. (a)	156,200	4,325,178
Veritas Software Corp. (a)	81,800	1,899,396
Viacom, Inc., Class B	303,700	10,577,873
WellPoint, Inc. (a)	55,600	6,969,460
Wells Fargo & Co.	274,100	16,391,180
Wyeth	305,000	12,864,900
Xilinx, Inc.	131,300	3,837,899
Total U.S. Equities		494,659,923

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
International Equities — 24.41%
Australia — 0.82%
Australia & New Zealand Banking Group Ltd.	130,514	$2,081,777
National Australia Bank Ltd.	105,531	2,314,310
Qantas Airways Ltd.	702,541	1,929,250
QBE Insurance Group Ltd.	273,716	3,152,705
Woolworths Ltd.	93,308	1,158,464
		10,636,506
Austria — 0.25%
Telekom Austria AG	163,233	3,203,402

Belgium — 0.48%
Fortis	98,032	2,800,412
KBC Groupe S.A.	24,208	2,046,598
Solvay S.A.	11,682	1,396,032
		6,243,042
Canada — 1.42%
Alcan, Inc.	69,430	2,639,815
Bank of Nova Scotia	57,600	1,882,944
BCE, Inc.	79,000	1,975,245
Canadian National Railway Co.	55,100	3,477,196
Canadian Tire Corp. Ltd.	27,800	1,310,898
Cott Corp. (a)	37,300	906,102
Great-West Lifeco, Inc.	44,400	976,187
Magna International, Inc., Class A	18,100	1,211,803
Petro-Canada	36,300	2,107,762
Shoppers Drug Mart Corp.	60,000	2,001,570
		18,489,522
Finland — 0.59%
Nokia Oyj (a)(b)	287,510	4,469,002
UPM-Kymmene Oyj (b)	146,860	3,263,818
		7,732,820
France — 2.31%
BNP Paribas	67,644	4,804,474
Christian Dior S.A.	9,426	689,092
France Telecom S.A.	171,331	5,143,684
LVMH Moet Hennessy Louis Vuitton S.A.	16,078	1,205,686
Pernod-Ricard	6,445	902,121
Sanofi-Aventis S.A.	62,334	5,269,855
Total S.A.	43,287	10,154,559
Unibail	15,789	1,876,570
		30,046,041
Germany — 0.51%
Bayerische Motoren Werke AG	34,282	1,561,639
Deutsche Postbank AG (a)	35,086	1,618,783
Fresenius Medical Care AG	23,038	1,869,836
Premiere AG (a)	6,900	286,514
Volkswagen AG (b)	27,805	1,326,942
		6,663,714
Hong Kong — 0.33%
Cheung Kong Holdings Ltd.	167,000	1,482,784
Sun Hung Kai Properties Ltd.	158,000	1,433,262
Television Broadcasts Ltd.	73,000	367,838
Yue Yuen Industrial Holdings (b)	356,000	1,013,315
		4,297,199
Ireland — 0.70%
Bank of Ireland	356,238	5,625,264
CRH PLC	133,601	3,510,891
		9,136,155
Italy — 0.57%
ENI SpA	131,277	3,417,401
UniCredito Italiano SpA	686,490	4,041,650
		7,459,051
Japan — 4.10%
Aeon Co., Ltd. (b)	56,700	960,020
Bank of Yokohama, Ltd.	250,000	1,528,609
Canon, Inc.	67,000	3,601,814
East Japan Railway Co.	383	2,062,528
Fuji Photo Film Co., Ltd.	47,100	1,726,178
Funai Electric Co., Ltd. (b)	13,800	1,705,647
Honda Motor Co., Ltd.	39,500	1,983,124
Kao Corp. (b)	89,000	2,051,094
Meitec Corp. (b)	19,800	692,333
Mitsubishi Corp. (b)	162,500	2,110,252
Murata Manufacturing Co., Ltd.	28,400	1,526,739
NEC Electronics Corp.	14,500	677,823
NGK Spark Plug Co., Ltd. (b)	191,000	1,980,357
Nippon Paper Group, Inc. (b)	313	1,448,532

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Nissan Motor Co., Ltd.	252,600	$2,595,432
Nitto Denko Corp. (b)	49,800	2,616,642
NTT DoCoMo, Inc.	2,708	4,557,218
Rohm Co., Ltd. (b)	32,800	3,173,897
Sekisui House Ltd.	195,000	2,087,463
Shin-Etsu Chemical Co., Ltd.	62,800	2,383,770
SKY Perfect Communications, Inc.	629	490,452
Sompo Japan Insurance, Inc.	257,000	2,688,697
Sumitomo Mitsui Financial Group, Inc. (b)	271	1,839,435
Sumitomo Trust & Banking Co., Ltd.	226,000	1,476,945
Takefuji Corp. (b)	23,600	1,593,044
Tokyo Gas Co., Ltd. (b)	240,000	969,334
Yamaha Corp. (b)	80,700	1,167,192
Yokogawa Electric Corp. (b)	124,200	1,686,036
		53,380,607
Netherlands — 1.88%
ABN AMRO Holding NV	278,428	6,925,980
ASML Holding N.V. (a)(b)	90,914	1,539,577
Heineken NV	45,911	1,594,932
Koninklijke Philips Electronics NV (b)	67,810	1,872,747
Reed Elsevier NV	174,709	2,640,714
Royal KPN NV	218,048	1,955,364
TPG NV	151,366	4,318,065
VNU NV	124,639	3,644,709
		24,492,088
Norway — 0.16%
Telenor ASA	225,600	2,036,488

Singapore — 0.10%
DBS Group Holdings Ltd	141,000	1,273,813

Sweden — 0.35%
Electrolux AB, B Shares	85,900	2,006,269
Sandvik AB	62,900	2,625,596
		4,631,865
Switzerland — 2.89%
Actelion NV (a)	16,538	1,678,914
Adecco S.A.	43,548	2,400,456
Credit Suisse Group (a)(b)	153,198	6,600,149
Holcim Ltd.	45,456	2,805,008
Mettler Toledo International, Inc. (a)	116,800	5,548,000
Nestle S.A.	18,376	5,045,344
Novartis AG	33,302	1,559,067
Roche Holding AG	63,757	6,857,662
Straumann Holding AG (b)	7,270	1,579,772
Swiss Reinsurance Co.	49,800	3,578,632
		37,653,004
United Kingdom — 6.95%
AstraZeneca PLC	57,471	2,265,338
Balfour Beatty PLC	139,802	825,530
Barclays PLC	647,450	6,618,704
BP PLC	846,626	8,774,818
BT Group PLC	800,598	3,108,824
Diageo PLC	316,849	4,466,435
Electrocomponents PLC	261,684	1,223,833
Gallaher Group PLC	222,098	3,168,557
GUS PLC	105,493	1,815,983
HBOS PLC	151,772	2,366,004
HSBC Holdings PLC	152,082	2,405,322
ITV PLC	440,805	1,062,005
Kesa Electricals PLC	284,269	1,623,550
Kingfisher PLC	616,756	3,365,156
National Grid Transco PLC	160,142	1,483,518
Prudential PLC	553,112	5,288,512
Rentokil Initial PLC	598,575	1,832,329
Royal Bank of Scotland Group PLC	253,025	8,051,474
Scottish & Southern Energy PLC	143,743	2,394,302
Shell Transport & Trading Co. PLC	248,543	2,230,823
Tesco PLC	930,046	5,562,218
Vodafone Group PLC	4,310,224	11,443,162
Willis Group Holdings Ltd.	162,900	6,006,123
Wolseley PLC	78,966	1,653,293
WPP Group PLC	136,796	1,557,401
		90,593,214
Total International Equities		317,968,531

Total Equities (Cost $702,952,716)		812,628,454

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Bonds — 27.45%
U.S. Bonds — 19.36%
U.S. Corporate Bonds — 3.02%
Alcoa, Inc.
6.000%, due 01/15/12	$350,000	$373,121
Allstate Corp.
7.200%, due 12/01/09	110,000	121,557
Altria Group, Inc.
7.750%, due 01/15/27	180,000	205,446
American Electric Power Co., Inc.
6.125%, due 05/15/06	600,000	613,343
American Express Co.
3.750%, due 11/20/07	80,000	78,777
AT&T Corp.
9.750%, due 11/15/31	285,000	347,700
AvalonBay Communities, Inc.
7.500%, due 08/01/09	105,000	115,891
Avon Products, Inc.
7.150%, due 11/15/09	100,000	110,524
Bank of America Corp.
7.400%, due 01/15/11	775,000	873,692
Bank One Corp.
7.875%, due 08/01/10	150,000	170,866
BellSouth Corp.
6.550%, due 06/15/34	450,000	481,516
Boeing Capital Corp.
7.375%, due 09/27/10	425,000	477,623
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06	250,000	249,375
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	125,000	130,561
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	115,000	134,003
C.S. First Boston USA, Inc.
3.875%, due 01/15/09	285,000	277,277
6.500%, due 01/15/12	320,000	346,250
Caterpillar, Inc.
6.550%, due 05/01/11	115,000	125,255
Cendant Corp.
6.250%, due 01/15/08	155,000	161,331
Centex Corp.
9.750%, due 06/15/05	265,000	267,712
Citigroup, Inc.
5.000%, due 09/15/14	1,400,000	1,374,486
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	725,000	783,152
Computer Sciences Corp.
3.500%, due 04/15/08	125,000	121,736
ConAgra Foods, Inc.
6.750%, due 09/15/11	120,000	131,882
Coors Brewing Co.
6.375%, due 05/15/12	225,000	241,763
Countrywide Home Loans, Inc.
3.250%, due 05/21/08	160,000	153,153
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	1,125,000	1,092,532
Devon Financing Corp., ULC
6.875%, due 09/30/11	300,000	330,308
Dominion Resources, Inc.
8.125%, due 06/15/10	140,000	160,153
Dow Chemical Co.
6.125%, due 02/01/11	475,000	508,373
Duke Capital LLC
5.668%, due 08/15/14	475,000	477,679
Duke Energy Field Services LLC
7.875%, due 08/16/10	300,000	340,658
EOP Operating LP
7.250%, due 06/15/28	300,000	332,896
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	425,000	489,510
FirstEnergy Corp., Series B
6.450%, due 11/15/11	400,000	422,018
FleetBoston Financial Corp.
7.375%, due 12/01/09	145,000	160,246
Ford Motor Co. (b)
7.450%, due 07/16/31	700,000	633,209
Ford Motor Credit Co.
5.800%, due 01/12/09	1,650,000	1,575,875

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
FPL Group Capital, Inc.
7.625%, due 09/15/06	$350,000	$367,357
General Electric Capital Corp.
6.000%, due 06/15/12	2,250,000	2,397,244
6.750%, due 03/15/32	300,000	346,297
General Motors Acceptance Corp.
6.125%, due 09/15/06	725,000	721,656
6.875%, due 09/15/11	215,000	194,541
8.000%, due 11/01/31	540,000	470,255
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	1,375,000	1,499,776
Harrah’s Operating Co., Inc.
7.125%, due 06/01/07	5,000	5,254
7.500%, due 01/15/09	135,000	146,839
Hartford Financial Services Group, Inc.
4.700%, due 09/01/07	325,000	326,554
HSBC Finance Corp.
6.750%, due 05/15/11	800,000	875,786
ICI Wilmington, Inc.
4.375%, due 12/01/08	260,000	256,793
International Lease Finance Corp.
3.500%, due 04/01/09	500,000	478,559
International Paper Co.
6.750%, due 09/01/11	145,000	158,973
John Deere Capital Corp.
7.000%, due 03/15/12	450,000	505,336
JPMorgan Chase & Co.
6.750%, due 02/01/11	1,050,000	1,149,561
Kraft Foods, Inc.
5.625%, due 11/01/11	400,000	415,043
Kroger Co.
7.500%, due 04/01/31	175,000	199,957
Lincoln National Corp.
6.200%, due 12/15/11	105,000	111,847
Lockheed Martin Corp.
8.500%, due 12/01/29	175,000	237,121
Marathon Oil Corp.
6.125%, due 03/15/12	145,000	154,786
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	225,000	235,144
McKesson Corp.
7.750%, due 02/01/12	190,000	215,558
Miller Brewing Co., 144A
5.500%, due 08/15/13	425,000	432,086
Morgan Stanley
6.750%, due 04/15/11	1,350,000	1,471,395
Motorola, Inc.
7.625%, due 11/15/10	135,000	151,694
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	210,000	277,055
Newell Rubbermaid, Inc.
4.000%, due 05/01/10	125,000	120,020
News America, Inc., 144A
6.200%, due 12/15/34	225,000	222,472
Northwest Airlines, Inc.
8.072%, due 10/01/19	197,570	215,845
Pacific Gas & Electric Co.
6.050%, due 03/01/34	325,000	333,715
PP&L Capital Funding, Inc.
7.750%, due 04/15/05	125,000	125,213
PPL Capital Funding Trust I
4.330%, due 03/01/09	190,000	184,854
PPL Energy Supply LLC.
6.400%, due 11/01/11	235,000	253,963
Progress Energy, Inc.
7.000%, due 10/30/31	225,000	246,847
PSEG Power LLC
7.750%, due 04/15/11	200,000	227,803
Qwest Capital Funding, Inc. (b)
7.900%, due 08/15/10	280,000	268,100
Rohm & Haas Co.
7.850%, due 07/15/29	125,000	161,668
Safeway, Inc.
7.250%, due 02/01/31	65,000	70,708
Sempra Energy
7.950%, due 03/01/10	110,000	123,823
SLM Corp.
5.625%, due 04/10/07	400,000	410,220

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Southern California Edison Co.
8.000%, due 02/15/07	$81,000	$86,250
Sprint Capital Corp.
8.375%, due 03/15/12	350,000	409,044
Time Warner, Inc.
7.625%, due 04/15/31	355,000	417,042
Travelers Property Casualty Corp.
5.000%, due 03/15/13	155,000	152,380
TXU Energy Co. LLC
7.000%, due 03/15/13	400,000	437,751
U.S. Bank N.A.
6.375%, due 08/01/11	120,000	129,985
Union Pacific Corp.
6.700%, due 12/01/06	400,000	415,855
UST, Inc.
6.625%, due 07/15/12	130,000	142,830
Valero Energy Corp.
7.500%, due 04/15/32	275,000	331,520
Verizon New England, Inc.
6.500%, due 09/15/11	45,000	48,177
Verizon New York, Inc.
6.875%, due 04/01/12	300,000	327,004
Verizon New York, Inc., Series B
7.375%, due 04/01/32	200,000	224,454
Viacom, Inc.
6.625%, due 05/15/11	325,000	349,628
Wachovia Bank N.A.
7.800%, due 08/18/10	650,000	744,568
Washington Mutual, Inc.
5.625%, due 01/15/07	1,225,000	1,252,559
Waste Management, Inc.
7.375%, due 08/01/10	325,000	362,196
Wells Fargo Bank N.A.
6.450%, due 02/01/11	1,050,000	1,139,827
Weyerhaeuser Co.
7.375%, due 03/15/32	125,000	146,138
Wyeth
5.500%, due 03/15/13	195,000	198,221
Xcel Energy, Inc.
7.000%, due 12/01/10	225,000	247,771
		39,322,367
Asset-Backed Securities — 0.86%
Capital One Multi-Asset Execution Trust, 03-A1, Class A1†
3.200%, due 01/15/09	675,000	677,435
Conseco Finance Securitizations Corp., 00-1, Class A4
7.620%, due 05/01/31	1,752,337	1,782,106
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	369,859	381,763
Conseco Finance Securitizations Corp., 00-5, Class A4
7.470%, due 02/01/32	509,012	519,622
Countrywide Asset-Backed Certificates, 03-SD3, Class A1, 144A†
3.270%, due 12/25/32	104,801	105,412
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A†
3.190%, due 06/25/33	399,679	400,448
First Franklin Mortgage Loan Asset Backed Certificates, 04-FFB, Class A1 (d)
4.167%, due 06/25/24	694,126	686,526
GreenTree Financial Corp., 99-1, Class A5
6.110%, due 09/01/23	1,070,000	1,091,332
Massachusetts RRB Special Purpose Trust, 99-1, Class A5
7.030%, due 03/15/12	275,000	298,920
Paragon Mortgages PLC, 7A, Class B1A, 144A†
3.544%, due 05/15/43	600,000	601,542
Providian Gateway Master Trust, 04-AA, Class C, 144A†
3.710%, due 03/15/11	250,000	251,200
Providian Gateway Master Trust, 04-AA, Class D, 144A†
4.660%, due 03/15/11	280,000	286,160
Providian Gateway Master Trust, 04-BA, Class D, 144A†
4.210%, due 07/15/10	710,000	715,410
RAFC Asset-Backed Trust, 01-1, Class A3 (d)
5.115%, due 11/25/29	248,066	248,482
Sears Credit Account Master Trust, 01-1, Class A †
2.990%, due 02/15/10	675,000	674,807
Structured Asset Securities Corp., 03-AL2, Class A, 144A
3.357%, due 01/25/31	172,281	160,644
Vanderbilt Mortgage Finance, 00-B, Class 1A3
8.255%, due 05/07/17	96,951	97,984
WFS Financial Owner Trust, 05-2, Class D
4.840%, due 11/19/12	2,250,000	2,238,047
		11,217,840

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Commercial Mortgage-Backed Securities — 1.74%
Asset Securitization Corp., 95-MD4, Class A3†
7.384%, due 08/13/29	$2,000,000	$2,138,852
Bear Stearns Commercial Mortgage Securities, 00-WF1, Class A2
7.780%, due 02/15/32	695,000	779,828
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class E, 144A†
4.310%, due 11/15/13	173,089	173,033
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class F, 144A†
3.453%, due 11/15/13	315,000	312,094
DLJ Commercial Mortgage Corp., 00-CKP1, Class A1B
7.180%, due 11/10/33	200,000	221,172
DLJ Commercial Mortgage Corp., 99-CG1, Class A1A
6.080%, due 03/10/32	547,124	561,046
DLJ Commercial Mortgage Corp., 99-CG1, Class A1B
6.460%, due 03/10/32	780,000	827,217
First Union Lehman Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29	701,512	734,232
Four Times Square Trust, 00-4TS, Class C, 144A
7.860%, due 04/15/15	2,750,000	3,100,639
Greenwich Capital Commercial Funding Corp., 03-FL1, Class A, 144A†
3.190%, due 07/05/18	104,326	104,364
GS Mortgage Securities Corp., II, 98-GLII, Class A1
6.312%, due 04/13/31	1,116,050	1,147,503
Host Marriott Pool Trust, 99-HMTA, Class A, 144A
6.980%, due 08/03/15	242,862	256,303
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15	450,000	496,798
Host Marriott Pool Trust, 99-HMTA, Class D, 144A
7.970%, due 08/03/15	320,000	351,743
Host Marriott Pool Trust, 99-HMTA, Class E, 144A
8.070%, due 08/03/15	280,000	302,294
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A1
7.325%, due 07/15/31	517,982	535,285
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A2
7.400%, due 07/15/31	1,250,000	1,368,277
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1
6.410%, due 06/15/31	374,269	383,010
LB Commercial Conduit Mortgage Trust, 99-C2, Class A2
7.325%, due 10/15/32	170,000	186,487
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1, 144A
3.890%, due 05/28/40	1,509,427	1,480,182
Meristar Commercial Mortgage Trust, 99-C1, Class A2, 144A
7.610%, due 03/03/16	3,250,000	3,604,217
Morgan Stanley Capital I, 96-WF1, Class A3, 144A†
7.700%, due 11/15/28	124,133	125,658
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A1
6.960%, due 10/15/33	245,875	259,044
Morgan Stanley Dean Witter Capital I, 01-TOP1, Class A4
6.660%, due 02/15/33	50,000	54,224
PNC Mortgage Acceptance Corp., 00-C1, Class A2
7.610%, due 02/15/10	1,350,000	1,494,763
Salomon Brothers Mortgage Securities VII, 00-C1, Class A2
7.520%, due 12/18/09	1,340,000	1,484,715
Starwood Asset Receivables Trust, 03-1A, Class A1, 144A†
3.100%, due 08/28/22	194,543	194,563
		22,677,543
Mortgage & Agency Debt Securities — 7.87%
Bank of America Mortgage Securities, 02-9, Class 1A15
6.250%, due 10/25/32	1,663,599	1,659,676
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	222,196	228,279
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	568,292	575,528
Citicorp Mortgage Securities, Inc., 94-3, Class A13
6.500%, due 02/25/24	252,915	260,778
Countrywide Alternative Loan Trust, 04-J11, Class 3A1
7.250%, due 08/25/32	1,668,150	1,724,268
Federal Home Loan Mortgage Corp.
3.500%, due 04/01/08	3,910,000	3,831,374
3.875%, due 01/12/09	1,980,000	1,940,059
4.626%, due 12/01/34†	2,432,038	2,425,588
5.000%, due 01/30/14(b)	2,685,000	2,649,789
5.125%, due 07/15/12(b)	1,890,000	1,936,076
6.875%, due 09/15/10	2,600,000	2,887,574
Federal Home Loan Mortgage Corp., 1595, Class D
7.000%, due 10/15/13	143,340	147,949
Federal Home Loan Mortgage Corp., 2297, Class NB
6.000%, due 03/15/16	540,000	561,032

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Federal Home Loan Mortgage Corp., 2426, Class GH
6.000%, due 08/15/30	$731,946	$747,708
Federal Home Loan Mortgage Corp., 2532, Class PD
5.500%, due 06/15/26	1,300,000	1,317,015
Federal Home Loan Mortgage Corp., Gold
5.500%, due 01/01/18	14,677	14,992
5.500%, due 04/01/18	352,901	360,555
6.000%, due 12/01/17	404,931	418,399
6.000%, due 03/01/29	1,223,204	1,255,433
6.000%, due 10/01/29	120,776	124,027
6.000%, due 12/01/30	270,143	276,994
6.000%, due 10/01/33	1,168,770	1,196,574
6.000%, due 10/01/34	1,582,995	1,620,669
6.500%, due 04/01/29	4,551	4,737
6.500%, due 05/01/29	950,996	990,452
6.500%, due 06/01/29	190,956	198,766
6.500%, due 03/01/32	13,770	14,315
6.500%, due 11/01/32	1,385,666	1,440,122
7.000%, due 07/01/32	1,503,877	1,585,292
8.000%, due 09/01/25	997	1,076
Federal National Mortgage Association
6.500%, TBA	6,500,000	6,743,750
3.337%, due 09/01/33†	180,155	180,510
3.957%, due 05/01/33†	617,176	633,564
4.309%, due 03/01/34†	657,475	654,824
4.378%, due 06/01/33†	346,668	345,718
4.589%, due 04/01/33†	332,409	337,649
4.906%, due 03/01/35†	3,131,099	3,143,819
4.954%, due 02/01/35†	6,572,102	6,660,346
5.000%, due 02/01/19	1,690,897	1,691,819
5.000%, due 03/01/34	1,396,700	1,369,465
5.500%, due 01/01/09	318,253	323,777
5.500%, due 03/01/33	554,759	556,986
6.000%, due 06/01/14	943,371	975,032
6.000%, due 07/01/17	57,237	59,142
6.000%, due 03/01/20	2,494,346	2,578,044
6.000%, due 06/01/23	38,747	39,857
6.000%, due 11/01/28	347,960	357,027
6.000%, due 05/01/29	6,470	6,635
6.000%, due 07/01/29	2,241,388	2,300,344
6.000%, due 12/01/29	1,377,113	1,412,229
6.000%, due 06/01/31	82,531	84,588
6.000%, due 06/01/33	186,887	191,076
6.000%, due 12/01/33	1,675,665	1,713,229
6.000%, due 02/01/35	5,650,152	5,776,810
6.250%, due 02/01/11	1,115,000	1,191,415
6.500%, due 02/01/09	2,362,865	2,440,922
6.500%, due 01/01/29	208,654	217,602
6.500%, due 04/01/29	161,922	168,590
6.500%, due 08/01/29	274,476	285,779
6.500%, due 10/01/29	1,503,475	1,566,282
6.500%, due 12/01/29	1,576,726	1,643,482
6.500%, due 11/01/31	282,851	294,188
6.500%, due 01/01/35	2,926,852	3,038,752
7.000%, due 05/01/33	1,144,749	1,206,362
7.500%, due 02/01/33	449,336	481,100
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	517,883	543,590
Federal National Mortgage Association Grantor Trust, 01-T4, Class A1
7.500%, due 07/25/41	1,312,767	1,377,716
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3†
7.500%, due 06/19/30	382,323	400,875
Federal National Mortgage Association Grantor Trust, 01-T10, Class A2
7.500%, due 12/25/41	45,331	47,750
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	85,045	92,368
Federal National Mortgage Association Whole Loan, 03-W6, Class 6A†
4.185%, due 08/25/42	215,408	219,860
Federal National Mortgage Association, Strips
9.500%, due 11/01/09	33,621	35,863
First Horizon Alternative Mortgage Securities, 04-AA3, Class A1†
5.355%, due 09/25/34	1,326,454	1,332,212

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Face
Amount	Value
Government National Mortgage Association
4.125%, due 10/20/29†	$272,641	$276,667
6.000%, due 11/20/28	8,233	8,470
6.000%, due 01/15/29	35,856	36,939
6.000%, due 02/20/29	311,728	320,660
6.000%, due 07/15/29	1,752,734	1,805,692
6.000%, due 08/20/29	190,829	196,297
6.000%, due 09/20/29	14,713	15,135
6.500%, due 06/15/29	2,330,004	2,437,606
6.500%, due 11/20/30	452,486	452,662
6.500%, due 04/15/31	1,902,053	1,989,008
6.500%, due 01/20/34	1,166,012	1,217,565
7.000%, due 07/15/25	6,784	7,202
7.000%, due 03/15/26	94,548	100,260
8.000%, due 12/15/22	52,597	56,786
8.500%, due 12/15/17	149,632	163,204
GSMPS Mortgage Loan Trust, 01-2, Class A, 144A
7.500%, due 06/19/32	130,289	137,180
Impac Secured Assets Common Owner Trust, 01-3, Class A2 †
7.250%, due 04/25/31	5,908	5,898
MLCC Mortgage Investors, Inc., 03-D, Class XA1 †† (c)
1.000%, due 08/25/28	9,441,185	130,185
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A†
6.525%, due 09/25/34	1,058,111	1,074,994
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC, Class A1†
4.940%, due 03/25/34	813,996	801,205
Structured Asset Securities Corp., 04-20, Class 4A1
6.000%, due 11/25/34	1,134,642	1,156,689
Washington Mutual MSC Mortgage, Pass-Through Certificates, 02-MS6, Class 3A1
6.500%, due 09/25/32	789,696	802,765
Wells Fargo Mortgage Backed Securities Trust, 04-1, Class 1A1†
3.391%, due 07/25/34	2,226,223	2,241,354
102,550,467
U.S. Government Obligations — 5.87%
U.S. Treasury Bonds
5.375%, due 02/15/31(b)	395,000	430,504
6.250%, due 08/15/23(b)	1,175,000	1,368,095
6.250%, due 05/15/30(b)	745,000	895,106
8.750%, due 05/15/17(b)	3,640,000	5,001,731
U.S. Treasury Notes
2.500%, due 10/31/06(b)	20,600,000	20,223,411
2.875%, due 11/30/06(b)	15,280,000	15,072,284
3.625%, due 01/15/10(b)	16,955,000	16,549,012
4.750%, due 05/15/14(b)	16,560,000	16,870,500
76,410,643
Total U.S. Bonds	252,178,860

International Bonds— 8.09%
International Corporate Bonds — 0.38%
Canada — 0.07%
Anadarko Finance Co., Series B
7.500%, due 05/01/31	$175,000	214,729
Bombardier, Inc., 144A (b)
6.300%, due 05/01/14	450,000	378,000
Burlington Resources Finance Co.
6.680%, due 02/15/11	65,000	70,651
Canadian National Railway Co.
6.900%, due 07/15/28	60,000	69,932
TELUS Corp.
8.000%, due 06/01/11	175,000	202,656
935,968
Cayman Islands — 0.08%
Santander Central Hispano Issuances Ltd.
7.625%, due 09/14/10	100,000	113,116
SMFG Finance Ltd., 144A
2.250%, due 07/11/05	JPY	45,000,000	971,445
1,084,561
France — 0.01%
France Telecom S.A.
8.750%, due 03/01/31	$140,000	184,261

Germany — 0.15%
Landwirtschaftliche Rentenbank
6.000%, due 09/15/09	AUD	2,560,000	1,975,282

Luxembourg — 0.01%
Telecom Italia Capital S.A.
5.250%, due 11/15/13	$140,000	138,314

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount		Value
Netherlands — 0.01%
Deutsche Telekom International Finance BV
8.750%, due 06/15/30	$120,000		$156,942

United Kingdom — 0.05%
Abbey National PLC
7.950%, due 10/26/29	$165,000		213,320
HSBC Holdings PLC
5.250%, due 12/12/12	350,000		354,676
Royal Bank of Scotland Group PLC
9.118%, due 03/31/10	75,000		88,641
			656,637
Total International Corporate Bonds			5,131,965

Sovereign/Supranational Bond — 0.23%
Eurofima
6.500%, due 08/22/11	AUD	3,130,000	2,473,643
European Investment Bank
5.750%, due 09/15/09	470,000		360,547
Pemex Project Funding Master Trust
8.000%, due 11/15/11	$130,000		143,845
			2,978,035

Foreign Government Bonds — 7.48%
Austria — 0.69%
Republic of Austria
3.800%, due 10/20/13, 144A (c)	EUR	2,860,000	3,788,997
5.875%, due 07/15/06	3,790,000		5,141,565
			8,930,562
Belgium — 0.25%
Government of Belgium
5.750%, due 03/28/08	EUR	2,265,000	3,197,431

Canada — 0.30%
Government of Canada
5.000%, due 06/01/14	CAD	635,000	551,364
5.750%, due 06/01/29	965,100		911,191
6.000%, due 09/01/05	190,800		159,819
6.000%, due 06/01/08	1,460,300		1,296,122
6.000%, due 06/01/11	795,200		726,351
8.000%, due 06/01/23	225,200		260,905
			3,905,752
Finland — 0.49%
Government of Finland
5.000%, due 07/04/07	EUR	1,345,000	1,840,911
5.750%, due 02/23/11	3,050,000		4,501,449
			6,342,360
France — 1.20%
Government of France
5.000%, due 10/25/16	EUR	2,345,000	3,404,196
5.500%, due 04/25/07	1,420,000		1,954,513
5.500%, due 04/25/10	2,495,000		3,609,461
5.500%, due 04/25/29	1,490,000		2,348,966
8.500%, due 10/25/19	2,190,000		4,309,909
			15,627,045
Germany — 2.79%
Bundesobligation
3.500%, due 10/10/08	EUR	2,285,000	3,036,503
Deutsche Bundesrepublik
4.500%, due 07/04/09	7,845,000		10,821,293
4.750%, due 07/04/34	2,800,000		4,028,846
5.000%, due 07/04/12	4,350,000		6,244,588
6.000%, due 01/04/07	6,070,000		8,359,146
6.500%, due 07/04/27	2,195,000		3,857,849
			36,348,225
Italy — 0.76%
Buoni Poliennali Del Tesoro
4.250%, due 02/01/15	EUR	1,925,000	2,610,606
5.250%, due 11/01/29	1,045,000		1,563,142
8.750%, due 07/01/06	4,095,000		5,736,208
			9,909,956
Mexico — 0.07%
United Mexican States
8.125%, due 12/30/19	$800,000		916,800

Netherlands — 0.33%
Government of Netherlands
5.000%, due 07/15/11	EUR	3,005,000	4,286,534

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount		Value
Sweden — 0.14%
Government of Sweden
6.750%, due 05/05/14	SEK	5,630,000	$990,238
8.000%, due 08/15/07	5,130,000		818,752
			1,808,990

United Kingdom — 0.46%
U.K. Gilts
4.750%, due 09/07/15	GBP	1,870,000	3,550,517
5.000%, due 03/07/25	1,260,000		2,491,420
			6,041,937
Total Foreign Government Bonds			97,315,592
Total International Bonds			105,425,592
Total Bonds (Cost $355,523,095)			357,604,452

	Shares
Investment Companies — 8.90%
UBS Emerging Markets Equity Relationship Fund	4,079,528	65,619,619
UBS High Yield Relationship Fund	742,858	13,769,239
UBS Small Cap Equity Relationship Fund	967,064	36,511,388
Total Investment Companies (Cost $83,683,100)		115,900,246

Short-Term Investments — 1.57%
Other — 1.40%
UBS Supplementary Trust U.S. Cash Management Prime Fund,
yield of 2.77%	18,231,367	18,231,367

	Face
	Amount
U.S. Government Obligation — 0.17%
U.S. Treasury Bills, yield of 2.63%
due 07/21/05 (e)	$2,200,000	2,181,047
Total Short-Term Investments
(Cost $20,413,493)		20,412,414

	Shares
Investment of Cash Collateral for Securities Loaned — 2.96%
UBS Supplementary Trust U.S. Cash
Management Prime Fund,
yield of 2.77% (Cost $38,490,512)	38,490,512	38,490,512

Total Investments# — 103.26%
(Cost $1,201,062,916)		1,345,036,078
Liabilities, in excess of cash and other assets — (3.26%)		(42,422,486)
Net Assets — 100.00%		$1,302,613,592

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $1,201,062,916; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$159,285,085
Gross unrealized depreciation	(15,311,923)
Net unrealized appreciation	$143,973,162

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2005.
(c)	Security is illiquid. This security amounted to $130,185 or 0.01% of net assets.
(d)	Steps Bonds - coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.
(e)	This security was pledged to cover margin requirements for futures contracts.
†	Variable rate security — The rate disclosed is that in effect at March 31, 2005.
††

Interest only security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

%	Represents a percentage of net assets.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of these securities amounted to $19,691,769 or 1.51% of net asets.

#

UBS Global Securities Relationship Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krone
Strips - Bonds that can be subdivided into a series of zero-coupon bonds.
TBA	(To Be Assigned) Securities are purchase on a forward commitment basis with an approximate principal amount
(generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
USD	United States Dollar

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Global Securities Relationship Fund had the following open forward foreign currency contracts as of

March 31, 2005:

					Unrealized
	Contracts to	In Exchange		Maturity	Appreciation/
	Deliver	For		Dates	(Depreciation)

Australian Dollar	16,900,000	USD	13,301,145	06/03/05	$290,680
British Pound	34,500,000	USD	64,511,895	06/03/05	(475,755)
Euro	24,850,000	USD	33,154,072	06/03/05	808,070
South African Rand	38,800,000	USD	6,411,633	06/03/05	227,135
Swiss Franc	8,120,000	USD	7,143,171	06/03/05	304,125
United States Dollar	6,896,347	GBP	3,630,000	06/03/05	(58,516)
United States Dollar	72,400,589	JPY	7,365,000,000	06/03/05	(3,184,893)
United States Dollar	25,729,776	SGD	42,000,000	06/03/05	(221,121)
United States Dollar	22,340,696	THB	880,000,000	06/03/05	168,577
United States Dollar	6,318,498	ZAR	38,800,000	06/03/05	(134,000)
Total net unrealized depreciation on forward foreign currency contracts					$(2,275,698)

Currency Type Abbreviations

GBP British Pound

JPY Japanese Yen

SGD Singapore Dollar

THB Thai Bhat

USD United States Dollar

ZAR South African Rand

FUTURES CONTRACTS

UBS Global Securities Relationship Fund had the following open futures contracts as of March 31, 2005:

				Unrealized
	Expiration	Cost/	Current	Appreciation/
	Date	Proceeds	Value	(Depreciation)
U.S. Treasury Note Futures Buy Contracts:
5 Year U.S. Treasury Notes, 171 contracts	June 2005	$18,466,525	$18,313,031	$(153,494)
10 Year U.S. Treasury Notes, 17 contracts	June 2005	1,852,666	1,857,516	4,850

Index Futures Sale Contracts:
S&P 500 Index, 54 contracts	June 2005	16,393,347	15,982,650	410,697
Total net unrealized appreciation on futures contracts				$262,053

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at March 31, 2005 was $2,181,047.

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Industry Diversification

As a Percent of Net Assets

As of March 31, 2005 (Unaudited)

U.S. EQUITIES
Aerospace & Defense	1.08%
Auto Components	0.46
Biotechnology	1.10
Building Products	0.99
Capital Markets	2.00
Commercial Banks	2.18
Commercial Services & Supplies	0.07
Computers & Peripherals	0.50
Construction Materials	0.61
Diversified Financial Services	2.66
Diversified Telecommunication Services	0.30
Electric Utilities	2.08
Food & Staples Retailing	1.80
Gas Utilities	0.24
Health Care Equipment & Supplies	0.28
Health Care Providers & Services	2.19
Household Products	0.55
Insurance	1.43
Internet & Catalog Retail	0.46
Machinery	0.89
Media	3.57
Multi-Utilities & Unregulated Power	0.40
Multiline Retail	0.39
Oil & Gas	1.50
Pharmaceuticals	4.36
Road & Rail	0.88
Semiconductors & Semiconductor Equipment	0.65
Software	1.79
Specialty Retail	0.43
Thrifts & Mortgage Finance	0.91
Wireless Telecommunication Services	1.22
Total U.S. Equities	37.97
INTERNATIONAL EQUITIES
Air Freight & Logistics	0.33
Airlines	0.15
Auto Components	0.25
Automobiles	0.57
Beverages	0.60
Biotechnology	0.13
Capital Markets	0.51
Chemicals	0.49
Commercial Banks	4.37
Commercial Services & Supplies	0.38
Communications Equipment	0.34
Construction & Engineering	0.06
Construction Materials	0.49
Consumer Finance	0.12
Diversified Financial Services	0.22
Diversified Telecommunication Services	1.34
Electric Utilities	0.18
Electronic Equipment & Instruments	0.77
Food & Staples Retailing	0.74
Food Products	0.39
Health Care Equipment & Supplies	0.12
Health Care Providers & Services	0.14
Household Durables	0.59
Household Products	0.16
Insurance	1.67
Internet & Catalog Retail	0.14
Leisure Equipment & Products	0.22
Machinery	0.20
Media	0.77
Metals & Mining	0.20
Multi-Utilities & Unregulated Power	0.11
Multiline Retail	0.10
Office Electronics	0.28
Oil & Gas	2.12

UBS Global Securities Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Paper & Forest Products	0.36
Pharmaceuticals	1.22
Real Estate	0.37
Road & Rail	0.43
Semiconductors & Semiconductor Equipment	0.41
Specialty Retail	0.38
Textiles, Apparel & Luxury Goods	0.22
Tobacco	0.24
Trading Companies & Distributors	0.29
Wireless Telecommunication Services	1.24
Total International Equities	24.41
TOTAL EQUITIES	62.38
U.S. BONDS
U.S. Corporate Bonds
Aerospace & Defense	0.02
Airlines	0.02
Automobiles	0.25
Beverages	0.05
Capital Markets	0.32
Chemicals	0.07
Commercial Banks	0.25
Commercial Services & Supplies	0.06
Communications Equipment	0.01
Consumer Finance	0.34
Diversified Financial Services	0.36
Diversified Telecommunication Services	0.16
Electric Utilities	0.26
Food & Staples Retailing	0.02
Food Products	0.04
Gas Utilities	0.01
Hotels, Restaurants & Leisure	0.01
Household Durables	0.03
Insurance	0.07
IT Services	0.01
Machinery	0.01
Media	0.13
Metals & Mining	0.03
Multi-Utilities & Unregulated Power	0.09
Oil & Gas	0.07
Paper & Forest Products	0.02
Personal Products	0.01
Pharmaceuticals	0.03
Real Estate	0.03
Road & Rail	0.08
Thrifts & Mortgage Finance	0.11
Tobacco	0.03
Wireless Telecommunication Services	0.02
Total U.S. Corporate Bonds	3.02
Asset-Backed Securities	0.86
Commercial Mortgage-Backed Securities	1.74
Mortgage & Agency Debt Securities	7.87
U.S. Government Obligations	5.87
Total U.S. Bonds	19.36
INTERNATIONAL BONDS
International Corporate Bonds
Aerospace & Defense	0.03
Commercial Banks	0.21
Diversified Financial Services	0.06
Diversified Telecommunication Services	0.05
Oil & Gas	0.02
Road & Rail	0.01
Total International Corporate Bonds	0.38
Sovereign/Supranational Bond	0.23
Foreign Government Bonds	7.48
Total International Bonds	8.09
Total Bonds	27.45
INVESTMENT COMPANIES	8.90
SHORT-TERM INVESTMENTS	1.57
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	2.96
TOTAL INVESTMENT	103.26
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(3.26)
NET ASSETS	100.00%

UBS International Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
International Equities — 97.97%
Australia — 3.37%
Australia & New Zealand Banking Group Ltd.	108,403	$1,729,093
National Australia Bank Ltd.	87,625	1,921,629
Qantas Airways Ltd.	560,497	1,539,183
QBE Insurance Group Ltd.	227,108	2,615,867
Woolworths Ltd.	73,326	910,377
		8,716,149
Austria — 0.97%
Telekom Austria AG	127,946	2,510,904

Belgium — 2.00%
Fortis	81,239	2,320,698
KBC Groupe S.A.	19,815	1,675,204
Solvay S.A.	9,721	1,161,687
		5,157,589
Canada — 5.92%
Alcan, Inc.	57,560	2,188,503
Bank of Nova Scotia	47,900	1,565,851
BCE, Inc.	65,700	1,642,704
Canadian National Railway Co.	45,800	2,890,301
Canadian Tire Corp. Ltd.	23,100	1,089,271
Cott Corp. (a)	29,300	711,763
Great-West Lifeco, Inc.	34,900	767,318
Magna International, Inc., Class A	15,100	1,010,952
Petro-Canada	30,200	1,753,565
Shoppers Drug Mart Corp.	49,900	1,664,639
		15,284,867
Finland — 2.47%
Nokia Oyj (a)	236,114	3,670,112
UPM-Kymmene Oyj	121,874	2,708,530
		6,378,642
France — 9.63%
BNP Paribas	56,084	3,983,415
Christian Dior S.A.	7,399	540,906
France Telecom S.A.	142,039	4,264,283
LVMH Moet Hennessy Louis Vuitton S.A.	13,390	1,004,113
Pernod-Ricard	5,334	746,612
Sanofi-Aventis S.A.	51,679	4,369,058
Total S.A.	35,862	8,412,753
Unibail	13,120	1,559,351
		24,880,491
Germany — 2.12%
Bayerische Motoren Werke AG	28,470	1,296,886
Deutsche Postbank AG (a)	28,817	1,329,547
Fresenius Medical Care AG	19,138	1,553,300
Premiere AG (a)	4,950	205,543
Volkswagen AG	23,137	1,104,170
		5,489,446
Hong Kong — 1.37%
Cheung Kong Holdings Ltd.	139,000	1,234,173
Sun Hung Kai Properties Ltd.	132,000	1,197,408
Television Broadcasts Ltd.	59,000	297,294
Yue Yuen Industrial Holdings	279,500	795,566
		3,524,441
Ireland — 2.93%
Bank of Ireland	295,270	4,662,534
CRH PLC	110,817	2,912,151
		7,574,685
Italy — 2.39%
ENI SpA	108,910	2,835,144
UniCredito Italiano SpA	569,358	3,352,046
		6,187,190
Japan — 17.35%
Aeon Co., Ltd.	47,300	800,863
Bank of Yokohama, Ltd.	208,000	1,271,803
Canon, Inc.	55,600	2,988,968
East Japan Railway Co.	312	1,680,179
Fuji Photo Film Co., Ltd.	39,200	1,436,649
Funai Electric Co., Ltd.	11,500	1,421,372
Honda Motor Co., Ltd.	33,300	1,671,849
Kao Corp.	74,000	1,705,404
Meitec Corp.	15,600	545,475
Mitsubishi Corp.	134,900	1,751,833
Murata Manufacturing Co., Ltd.	23,600	1,268,699
NEC Electronics Corp.	11,700	546,933
NGK Spark Plug Co., Ltd.	158,000	1,638,201
Nippon Paper Group, Inc.	260	1,203,254

UBS International Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Nissan Motor Co., Ltd.	209,700	$2,154,640
Nitto Denko Corp.	41,300	2,170,026
NTT DoCoMo, Inc.	2,246	3,779,731
Rohm Co., Ltd.	27,200	2,632,012
Sekisui House Ltd.	153,000	1,637,855
Shin-Etsu Chemical Co., Ltd.	52,000	1,973,822
SKY Perfect Communications, Inc.	372	290,060
Sompo Japan Insurance, Inc.	214,000	2,238,837
Sumitomo Mitsui Financial Group, Inc.	345	2,341,717
Sumitomo Trust & Banking Co., Ltd.	188,000	1,228,609
Takefuji Corp.	19,620	1,324,387
Tokyo Gas Co., Ltd.	189,000	763,351
Yamaha Corp.	67,200	971,937
Yokogawa Electric Corp.	103,200	1,400,957
		44,839,423
Netherlands — 7.82%
ABN AMRO Holding NV	230,639	5,737,215
ASML Holding NV (a)	74,735	1,265,595
Heineken NV	38,182	1,326,429
Koninklijke (Royal) Philips Electronics NV	56,349	1,556,222
Reed Elsevier NV	145,956	2,206,115
Royal KPN NV	167,898	1,505,639
TPG NV	125,522	3,580,806
VNU NV	103,377	3,022,963
		20,200,984
Norway — 0.66%
Telenor ASA	187,400	1,691,657

Singapore — 0.40%
DBS Group Holdings Ltd	115,000	1,038,925

Sweden — 1.49%
Electrolux AB, B Shares	71,300	1,665,273
Sandvik AB	52,200	2,178,953
		3,844,226
Switzerland — 10.27%
Actelion NV (a)	13,745	1,395,373
Adecco S.A.	36,160	1,993,214
Credit Suisse Group (a)	126,967	5,470,053
Holcim Ltd.	37,720	2,327,633
Nestle S.A.	15,235	4,182,946
Novartis AG	27,273	1,276,813
Roche Holding AG	52,840	5,683,437
Straumann Holding AG	5,689	1,236,220
Swiss Reinsurance Co.	41,387	2,974,072
		26,539,761
United Kingdom — 26.81%
AstraZeneca PLC	47,728	1,881,297
Balfour Beatty PLC	109,874	648,806
Barclays PLC	535,921	5,478,579
BP PLC	701,473	7,270,386
BT Group PLC	664,267	2,579,434
Diageo PLC	262,731	3,703,566
Electrocomponents PLC	217,666	1,017,972
Gallaher Group PLC	184,263	2,628,784
GUS PLC	87,663	1,509,053
HBOS PLC	126,013	1,964,442
HSBC Holdings PLC	126,265	1,997,001
Kesa Electricals PLC	236,284	1,349,493
Kingfisher PLC	511,659	2,791,724
National Grid Transco PLC	133,176	1,233,711
Prudential PLC	458,554	4,384,407
Rentokil Initial PLC	497,469	1,522,828
Royal Bank of Scotland Group PLC	209,651	6,671,276
Scottish & Southern Energy PLC	119,354	1,988,059
Shell Transport & Trading Co. PLC	207,691	1,864,151
Tesco PLC	783,761	4,687,349
Vodafone Group PLC	3,563,610	9,460,985
Wolseley PLC	65,646	1,374,415
WPP Group PLC	112,041	1,275,569
		69,283,287
Total International Equities (Cost $237,349,795)		253,142,667

Short-Term Investment — 0.26%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 2.77% (Cost $665,584)	665,584	665,584

Total Investments# — 98.23% (Cost $238,015,379)		253,808,251
Cash and other assets, less liabilities — 1.77%		4,587,368
Net Assets —100.00%		$258,395,619

UBS International Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $238,015,379; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$17,876,634
Gross unrealized depreciation	(2,083,762)
Net unrealized appreciation	$15,792,872

(a)                                  Non-income producing security.

%                                     Represents a percentage of net assets.

#                                         UBS International Equity Relationship Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

UBS International Equity Relationship Fund had the following open forward foreign currency contracts as of March 31, 2005:

					Unrealized
	Contracts to	In		Maturity	Appreciation/
	Deliver	Exchange For		Dates	(Depreciation)

Australian Dollar	4,500,000	USD	3,541,725	06/03/05	$77,400
British Pound	11,200,000	USD	20,958,636	06/03/05	(138,803)
Euro	950,000	USD	1,255,872	06/03/05	19,304
Japanese Yen	61,000,000	USD	591,779	06/03/05	18,506
Norwegian Krone	3,000,000	USD	480,279	06/03/05	4,292
Swedish Krona	7,200,000	USD	1,066,453	06/03/05	42,445
Swiss Franc	12,300,000	USD	10,544,708	06/03/05	185,069
United States Dollar	533,681	AUD	690,000	04/05/05	28
United States Dollar	504,660	AUD	650,000	06/03/05	(4,257)
United States Dollar	474,054	CAD	560,000	06/03/05	(10,919)
United States Dollar	1,885,384	DKK	10,600,000	06/03/05	(33,402)
United States Dollar	4,554,065	EUR	3,440,000	06/03/05	(76,389)
United States Dollar	2,236,923	GBP	1,170,000	06/03/05	(32,994)
United States Dollar	415,638	HKD	3,200,000	06/03/05	(5,085)
United States Dollar	3,024,024	JPY	324,000,000	04/05/05	5,401
United States Dollar	14,010,476	JPY	1,444,000,000	06/03/05	(439,876)
United States Dollar	108,833	NOK	690,000	04/05/05	444
United States Dollar	489,596	NOK	3,000,000	06/03/05	(13,610)
United States Dollar	2,641,973	SEK	18,300,000	06/03/05	(39,288)
United States Dollar	60,606	SGD	100,000	04/05/05	27
United States Dollar	6,214,224	SGD	10,100,000	06/03/05	(80,000)
Total net unrealized depreciation on forward foreign currency contracts					$(521,707)

Currency Type Abbreviations

AUD Australian Dollar

CAD Canadian Dollar

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

SEK Swedish Krone

SGD Singapore Dollar

USD United States Dollar

UBS International Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Industry Diversification

As a Percentage of Net Assets

As of March 31, 2005 (Unaudited)

INTERNATIONAL EQUITIES
Air Freight & Logistics	1.39%
Airlines	0.60
Auto Components	1.03
Automobiles	2.41
Beverages	2.51
Biotechnology	0.54
Capital Markets	2.12
Chemicals	2.05
Commercial Banks	18.56
Commercial Services & Supplies	1.57
Communications Equipment	1.42
Construction & Engineering	0.25
Construction Materials	2.03
Consumer Finance	0.51
Diversified Financial Services	0.90
Diversified Telecommunication Services	5.49
Electric Utilities	0.77
Electronic Equipment & Instruments	1.43
Food & Staples Retailing	3.12
Food Products	1.62
Health Care Equipment & Supplies	0.48
Health Care Providers & Services	0.60
Household Durables	2.43
Household Products	0.66
Insurance	5.02
Internet & Catalog Retail	0.58
Leisure Equipment & Products	0.93
Machinery	0.84
Media	2.82
Metals & Mining	0.85
Multi-Utilities & Unregulated Power	0.48
Multiline Retail	0.42
Office Electronics	1.16
Oil & Gas	8.86
Paper & Forest Products	1.51
Pharmaceuticals	5.11
Real Estate	1.55
Road & Rail	1.77
Semiconductors & Semiconductor Equipment	1.72
Specialty Retail	1.60
Textiles, Apparel & Luxury Goods	0.91
Tobacco	1.02
Trading Companies & Distributors	1.21
Wireless Telecommunication Services	5.12
Total International Equities	97.97
SHORT-TERM INVESTMENT	0.26
TOTAL INVESTMENTS	98.23
CASH AND OTHER ASSETS, LESS LIABILITIES	1.77
NET ASSETS	100.00%

UBS Opportunistic High Yield Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Bonds — 97.00%
U.S. Bonds — 85.62%
U.S. Corporate Bonds — 85.62%
Activant Solutions, Inc., 144A†
9.090%, due 04/01/10	$4,000,000	$4,080,000
AK Steel Corp.
7.875%, due 02/15/09	4,100,000	4,018,000
American Cellular Corp.
10.000%, due 08/01/11	4,500,000	4,140,000
Berry Plastics Corp.
10.750%, due 07/15/12	3,000,000	3,382,500
Century Aluminum Co.
7.500%, due 08/15/14	3,000,000	3,030,000
Cincinnati Bell, Inc.
8.375%, due 01/15/14	4,500,000	4,432,500
Collins & Aikman Products Co., 144A
12.875%, due 08/15/12	1,000,000	450,000
Crown Cork & Seal Co., Inc.
8.000%, due 04/15/23	4,400,000	4,246,000
Dynegy Holdings, Inc., 144A
10.125%, due 07/15/13	2,000,000	2,180,000
Edison Mission Energy
10.000%, due 08/15/08	3,500,000	3,889,375
Georgia-Pacific Corp.
8.875%, due 05/15/31	3,500,000	4,217,500
Giant Industries, Inc.
8.000%, due 05/15/14	5,000,000	5,000,000
Houghton Mifflin Co
9.875%, due 02/01/13	4,000,000	4,120,000
Landry’s Restaurants, Inc., 144A
7.500%, due 12/15/14	2,000,000	1,940,000
Mediacom LLC
9.500%, due 01/15/13	4,500,000	4,488,750
Omnova Solutions, Inc.
11.250%, due 06/01/10	3,000,000	3,135,000
Owens-Brockway, 144A
6.750%, due 12/01/14	4,000,000	3,920,000
Parker Drilling Co.
9.625%, due 10/01/13	1,150,000	1,270,750
Pliant Corp.
11.125%, due 06/15/09 (a)	3,000,000	2,700,000
11.125%, due 09/01/09	1,500,000	1,500,000
River Rock Entertainment Authority
9.750%, due 11/01/11	2,000,000	2,190,000
Sheridan Acquisition Corp.
10.250%, due 08/15/11	4,000,000	4,250,000
Stanadyne Corp.
10.000%, due 08/15/14	1,000,000	1,030,000
Warner Music Group
7.375%, due 04/15/14	4,000,000	4,120,000
Total U.S. Corporate Bonds		77,730,375

International Corporate Bonds — 11.38%
Canada — 8.99%
Jean Coutu Group, Inc.
8.500%, due 08/01/14	4,500,000	4,370,625
Tembec Industries, Inc.
8.500%, due 02/01/11	4,000,000	3,790,000
		8,160,625

UBS Opportunistic High Yield Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Cayman Islands — 2.39%
Bluewater Finance Ltd.
10.250%, due 02/15/12	$2,000,000	$2,170,000
Total International Corporate Bonds		10,330,625

Total Bonds (Cost $89,595,625)		88,061,000

	Shares
Short-Term Investment — 15.12%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 2.77% (Cost $13,726,687)	13,726,687	13,726,687

Total Investments# — 112.12% (Cost $103,322,312)		101,787,687
Liabilities, in excess of cash and other assets — (12.12%)		(10,999,875)
Net Assets — 100.00%		$90,787,812

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $103,322,312; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$773,860
Gross unrealized depreciation	(2,308,485)
Net unrealized depreciation	$(1,534,625)

†                                          Variable rate security — The rate disclosed is that in effect at March 31, 2005.

(a)                                  Step Bonds — coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.

%                                     Represents a percentage of net assets.

144A                    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of these securities amounted to $12,570,000 or 13.84% of net assets.

#                                         UBS Opportunistic High Yield Relationship Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

UBS Opportunistic High Yield Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Industry Diversification

As a Percentage of Net Assets

As of March 31, 2005 (Unaudited)

U.S. Corporate Bonds
Auto Components	1.63%
Chemicals	5.11
Containers & Packaging	15.70
Diversified Financial Services	4.68
Diversified Telecommunication Services	4.88
Electric Utilities	4.28
Energy Equipment & Services	1.40
Hotels, Restaurants & Leisure	4.55
Media	14.02
Metals & Mining	7.76
Multi-Utilities & Unregulated Power	2.40
Oil & Gas	5.52
Paper & Forest Products	4.65
Software	4.49
Wireless Telecommunication Services	4.55
Total U.S. Corporate Bonds	85.62
International Bonds
International Corporate Bonds
Diversified Financial Services	2.39
Food & Staples Retailing	4.81
Food Products	4.18
Total International Bonds	11.38
Total Bonds	97.00
SHORT-TERM INVESTMENT	15.12
TOTAL INVESTMENTS	112.12
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(12.12)
NET ASSETS	100.00%

UBS Small Cap Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
U.S. Equities — 94.53%
Aerospace & Defense — 3.20%
Esterline Technologies Corp. (a)	246,900	$8,530,395
Triumph Group, Inc. (a)	133,900	5,214,066
		13,744,461
Airlines — 3.08%
AMR Corp. (a)	564,000	6,034,800
Mesa Air Group, Inc. (a)	354,200	2,479,400
Pinnacle Airlines Corp. (a)	445,400	4,730,148
		13,244,348
Auto Components — 0.94%
American Axle & Manufacturing Holdings, Inc.	165,900	4,064,550

Biotechnology — 2.91%
Alkermes, Inc. (a)	202,000	2,096,760
Digene Corp. (a)	69,900	1,450,425
Dov Pharmaceutical, Inc. (a)	71,000	971,280
Ligand Pharmaceuticals, Inc. (a)	247,400	1,417,602
Protein Design Labs, Inc. (a)	83,300	1,331,967
Seattle Genetics, Inc. (a)	447,100	2,298,094
Trimeris, Inc. (a)	126,600	1,425,516
Vicuron Pharmaceuticals, Inc. (a)	97,700	1,539,752
		12,531,396
Building Products — 0.43%
Apogee Enterprises, Inc.	129,200	1,844,976

Capital Markets — 3.14%
Apollo Investment Corp. (a)	420,700	7,059,346
National Financial Partners Corp.	161,500	6,427,700
		13,487,046
Chemicals — 0.78%
Lubrizol Corp.	83,000	3,373,120

Commercial Banks — 6.29%
Boston Private Financial Holdings, Inc.	222,400	5,282,000
Colonial BancGroup, Inc.	250,000	5,130,000
Cullen/Frost Bankers, Inc.	148,800	6,718,320
First Bancorp	65,600	2,771,600
South Financial Group, Inc.	152,300	4,651,242
Trustmark Corp.	86,500	2,508,500
		27,061,662
Commercial Services & Supplies — 6.47%
Harland (John H.) Co.	48,400	1,663,024
Jackson Hewitt Tax Service, Inc.	275,000	5,753,000
McGrath Rentcorp.	474,600	11,096,148
Mobile Mini, Inc. (a)	144,000	5,819,040
School Specialty, Inc. (a)	89,800	3,516,568
		27,847,780
Communications Equipment — 6.01%
Black Box Corp.	56,100	2,098,701
Harris Corp.	349,400	11,407,910
Plantronics, Inc.	207,900	7,916,832
Tekelec (a)	278,700	4,442,478
		25,865,921
Diversified Financial Services — 0.98%
NGP Capital Resources Co.	261,000	4,196,880

Electric Utilities — 0.68%
Allete, Inc.	69,800	2,921,130

Electrical Equipment — 2.30%
Regal-Beloit Corp.	343,200	9,880,728

Electronic Equipment & Instruments — 2.96%
Methode Electronics, Inc., Class A	263,900	3,195,829
Newport Corp. (a)	356,900	5,171,481
Park Electrochemical Corp.	216,100	4,378,186
		12,745,496
Energy Equipment & Services — 3.26%
Oceaneering International, Inc. (a)	227,500	8,531,250
Offshore Logistics, Inc. (a)	164,900	5,494,468
		14,025,718
Food Products — 0.97%
Hain Celestial Group, Inc. (a)	225,000	4,194,000

Health Care Equipment & Supplies — 3.54%
Candela Corp. (a)	515,400	4,597,368
Cooper Cos., Inc.	24,188	1,763,305

UBS Small Cap Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Diagnostic Products Corp.	39,600	$1,912,680
Mentor Corp.	124,100	3,983,610
Zoll Medical Corp. (a)	131,900	2,971,707
		15,228,670
Health Care Providers & Services — 5.67%
LifePoint Hospitals, Inc. (a)	120,100	5,265,184
Molina Healthcare, Inc. (a)	109,500	5,046,855
RehabCare Group, Inc. (a)	112,550	3,231,310
Renal Care Group, Inc. (a)	285,700	10,839,458
		24,382,807
Hotels, Restaurants & Leisure — 0.76%
CBRL Group, Inc.	79,600	3,287,480

Household Durables — 4.88%
Department 56, Inc. (a)	394,900	6,894,954
Furniture Brands International, Inc.	212,400	4,632,444
Ryland Group, Inc.	79,400	4,924,388
Snap-On, Inc.	142,600	4,533,254
		20,985,040
Insurance — 2.91%
AmerUs Group Co.	153,700	7,262,325
Selective Insurance Group, Inc.	113,300	5,237,859
		12,500,184
Internet Software & Services — 1.01%
Tumbleweed Communications Corp. (a)	1,577,767	4,354,637

IT Services — 1.05%
BearingPoint, Inc. (a)	494,900	4,340,273
Computer Task Group, Inc. (a)	39,800	158,404
		4,498,677
Machinery — 3.27%
Gardner Denver, Inc. (a)	190,600	7,530,606
Nordson Corp.	177,400	6,531,868
		14,062,474
Media — 4.15%
Advo, Inc.	126,800	4,748,660
Radio One, Inc. (a)	354,000	5,221,500
Saga Communications, Inc., Class A (a)	268,762	4,327,068
Sinclair Broadcast Group, Inc.	445,100	3,574,153
		17,871,381
Metals & Mining — 0.29%
Quanex Corp.	23,700	1,263,684

Multi-Utilities & Unregulated Power — 2.59%
Equitable Resources, Inc.	138,800	7,972,672
Ultralife Batteries, Inc. (a)	184,388	3,156,723
		11,129,395
Oil & Gas — 0.68%
Cimarex Energy Co. (a)	75,100	2,928,900

Personal Products — 1.21%
Nu Skin Enterprises, Inc., Class A	231,000	5,199,810

Pharmaceuticals — 1.75%
Connetics Corp. (a)	128,000	3,237,120
KV Pharmaceutical Co., Class A (a)	184,950	4,290,840
		7,527,960
Real Estate — 3.45%
Kilroy Realty Corp. REIT	92,800	3,796,448
Parkway Properties, Inc. REIT	107,300	5,010,910
Thornburg Mortgage, Inc. REIT	215,100	6,031,404
		14,838,762
Road & Rail — 2.38%
Genesee & Wyoming, Inc. (a)	11,250	291,488
Landstar System, Inc. (a)	156,200	5,115,550
Yellow Roadway Corp. (a)	82,600	4,835,404
		10,242,442
Semiconductors & Semiconductor Equipment — 0.28%
Integrated Silicon Solutions, Inc. (a)	181,500	1,216,050

Software — 2.16%
Mentor Graphics Corp. (a)	361,800	4,956,660
Reynolds & Reynolds Co., Class A	159,600	4,318,776
		9,275,436
Specialty Retail — 4.67%
Linens ‘N Things, Inc. (a)	135,300	3,359,499
Party City Corp. (a)	388,500	5,687,640
Rent-A-Center, Inc. (a)	169,900	4,639,969
Sports Authority, Inc. (a)	232,600	6,396,500
		20,083,608

UBS Small Cap Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Textiles, Apparel & Luxury Goods — 1.28%
Kellwood Co.	72,700	$2,093,033
Movado Group, Inc.	183,670	3,397,895
		5,490,928
Thrifts & Mortgage Finance — 2.15%
Accredited Home Lenders Holding Co. (a)	68,200	2,470,886
IndyMac Bancorp, Inc.	75,100	2,553,400
Ocwen Financial Corp. (a)	523,900	4,227,873
		9,252,159
Total U.S. Equities (Cost $363,569,515)		406,649,696
Investment Company — 0.01%
iShares Russell 2000 Index Fund (Cost $55,374)	453	55,221

Short-Term Investments — 5.28%
Other — 4.86%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 2.77%	20,898,716	20,898,716

	Face
	Amount
U.S. Government Obligation — 0.42%
U.S. Treasury Bills, yield 2.64% due 07/21/05 (b)	$1,800,000	1,784,493
Total Short-Term Investments (Cost $22,684,092)		22,683,209
Total Investments# — 99.82% (Cost $386,308,981)		429,388,126
Cash and other assets, less liabilities — 0.18%		784,427
Net Assets — 100.00%		$430,172,553

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $386,308,981; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$57,855,244
Gross unrealized depreciation	(14,776,099)
Net unrealized appreciation	$43,079,145

(a)	Non-income producing security.
(b)	This security was pledged to cover margin requirements for futures contracts.
%	Represents a percentage of net assets.
REIT	Real Estate Investment Trust.
#

UBS Small Cap Equity Relationship Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

FUTURES CONTRACTS

UBS Small Cap Equity Relationship Fund had the following open futures contracts as of March 31, 2005:

	Expiration		Current	Unrealized
	Date	Cost	Value	Depreciation
Index Futures Buy Contracts:
S&P 500 Index, 53 contracts	June 2005	$16,090,509	$15,686,675	$(403,834)

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at March 31, 2005 was $1,784,493.

UBS Small Cap Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Industry Diversification

As a Percent of Net Assets

As of March 31, 2005 (Unaudited)

U.S. Equities
Aerospace & Defense	3.20%
Airlines	3.08
Auto Components	0.94
Biotechnology	2.91
Building Products	0.43
Capital Markets	3.14
Chemicals	0.78
Commercial Banks	6.29
Commercial Services & Supplies	6.47
Communications Equipment	6.01
Diversified Financial Services	0.98
Electric Utilities	0.68
Electrical Equipment	2.30
Electronic Equipment & Instruments	2.96
Energy Equipment & Services	3.26
Food Products	0.97
Health Care Equipment & Supplies	3.54
Health Care Providers & Services	5.67
Hotels, Restaurants & Leisure	0.76
Household Durables	4.88
Insurance	2.91
Internet Software & Services	1.01
IT Services	1.05
Machinery	3.27
Media	4.15
Metals & Mining	0.29
Multi-Utilities & Unregulated Power	2.59
Oil & Gas	0.68
Personal Products	1.21
Pharmaceuticals	1.75
Real Estate	3.45
Road & Rail	2.38
Semiconductors & Semiconductor Equipment	0.28
Software	2.16
Specialty Retail	4.67
Textiles, Apparel & Luxury Goods	1.28
Thrifts & Mortgage Finance	2.15
Total U.S. Equities	94.53
INVESTMENT COMPANY	0.01
SHORT-TERM INVESTMENTS	5.28
TOTAL INVESTMENTS	99.82
CASH AND OTHER ASSETS, LESS LIABILITIES	0.18
NET ASSETS	100.00%

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Bonds — 97.95%
U.S. Bonds — 96.23%
U.S. Corporate Bonds — 15.41%
Alcoa, Inc.
6.000%, due 01/15/12	$75,000	$79,955
Allstate Corp.
7.200%, due 12/01/09	85,000	93,931
Altria Group, Inc.
7.750%, due 01/15/27	95,000	108,430
American Electric Power Co., Inc.
6.125%, due 05/15/06	110,000	112,446
Apache Corp.
6.250%, due 04/15/12	40,000	43,631
AT&T Corp.
9.750%, due 11/15/31	135,000	164,700
AvalonBay Communities, Inc.
7.500%, due 08/01/09	80,000	88,298
Avon Products, Inc.
7.150%, due 11/15/09	110,000	121,576
Bank of America Corp.
7.400%, due 01/15/11	295,000	332,566
Bank One Corp.
7.875%, due 08/01/10	145,000	165,170
BellSouth Corp.
6.550%, due 06/15/34	90,000	96,303
Boeing Capital Corp.
7.375%, due 09/27/10	115,000	129,239
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06	185,000	184,537
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	80,000	83,559
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	60,000	69,915
C.S. First Boston USA, Inc.
3.875%, due 01/15/09	60,000	58,374
6.500%, due 01/15/12	135,000	146,074
Caterpillar, Inc.
6.550%, due 05/01/11	50,000	54,459
Cendant Corp.
6.250%, due 01/15/08	55,000	57,247
Centex Corp.
9.750%, due 06/15/05	55,000	55,563
Citigroup, Inc.
5.000%, due 09/15/14	454,000	445,726
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	295,000	318,662
Computer Sciences Corp.
3.500%, due 04/15/08	65,000	63,302
ConAgra Foods, Inc.
6.750%, due 09/15/11	80,000	87,921
Coors Brewing Co.
6.375%, due 05/15/12	85,000	91,333
Countrywide Home Loans, Inc.
3.250%, due 05/21/08	65,000	62,219
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	405,000	393,312
Devon Financing Corp. ULC
6.875%, due 09/30/11	125,000	137,628
Dominion Resources, Inc.
8.125%, due 06/15/10	65,000	74,357
Dow Chemical Co.
6.125%, due 02/01/11	195,000	208,700
Duke Energy Field Services LLC
7.875%, due 08/16/10	120,000	136,263
EOP Operating LP
7.250%, due 06/15/28	115,000	127,610
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	125,000	143,973

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
FirstEnergy Corp., Series B
6.450%, due 11/15/11	$175,000	$184,633
FleetBoston Financial Corp.
7.375%, due 12/01/09	55,000	60,783
Ford Motor Co.
7.450%, due 07/16/31	225,000	203,532
Ford Motor Credit Co.
5.800%, due 01/12/09	460,000	439,335
FPL Group Capital, Inc.
7.625%, due 09/15/06	65,000	68,223
General Electric Capital Corp.
6.000%, due 06/15/12	780,000	831,045
6.750%, due 03/15/32	95,000	109,661
General Motors Acceptance Corp.
6.125%, due 09/15/06	120,000	119,447
6.875%, due 09/15/11	90,000	81,436
8.000%, due 11/01/31	230,000	200,294
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	505,000	550,827
Harrah’s Operating Co., Inc.
7.500%, due 01/15/09	55,000	59,823
Hartford Financial Services Group, Inc.
4.700%, due 09/01/07	125,000	125,598
HSBC Finance Corp.
6.750%, due 05/15/11	225,000	246,315
ICI Wilmington, Inc.
4.375%, due 12/01/08	165,000	162,965
International Lease Finance Corp.
3.500%, due 04/01/09	65,000	62,213
International Paper Co.
6.750%, due 09/01/11	55,000	60,300
John Deere Capital Corp.
7.000%, due 03/15/12	115,000	129,141
JPMorgan Chase & Co.
6.750%, due 02/01/11	185,000	202,542
Kraft Foods, Inc.
5.625%, due 11/01/11	165,000	171,205
Kroger Co.
7.500%, due 04/01/31	80,000	91,409
Lincoln National Corp.
6.200%, due 12/15/11	80,000	85,217
Lockheed Martin Corp.
8.500%, due 12/01/29	75,000	101,623
Marathon Oil Corp.
6.125%, due 03/15/12	125,000	133,436
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	105,000	109,734
McKesson Corp.
7.750%, due 02/01/12	50,000	56,726
Miller Brewing Co., 144A
5.500%, due 08/15/13	165,000	167,751
Morgan Stanley
6.750%, due 04/15/11	435,000	474,116
Motorola, Inc.
7.625%, due 11/15/10	55,000	61,801
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	105,000	138,528
News America, Inc., 144A
6.200%, due 12/15/34	50,000	49,438
Pacific Gas & Electric Co.
6.050%, due 03/01/34	80,000	82,145
PP&L Capital Funding, Inc.
7.750%, due 04/15/05	80,000	80,136
PPL Capital Funding Trust I
4.330%, due 03/01/09	65,000	63,239
PPL Energy Supply LLC
6.400%, due 11/01/11	100,000	108,069
Progress Energy, Inc.
7.000%, due 10/30/31	60,000	65,826
PSEG Power LLC
7.750%, due 04/15/11	45,000	51,256
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	210,000	201,075
Rohm & Haas Co.
7.850%, due 07/15/29	50,000	64,667

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Safeway, Inc.
7.250%, due 02/01/31	$50,000	$54,391
Sempra Energy
7.950%, due 03/01/10	65,000	73,168
Sprint Capital Corp.
8.375%, due 03/15/12	100,000	116,870
Time Warner, Inc.
7.625%, due 04/15/31	140,000	164,467
Travelers Property Casualty Corp.
5.000%, due 03/15/13	65,000	63,901
TXU Energy Co. LLC
7.000%, due 03/15/13	120,000	131,325
U.S. Bank N.A. Minnesota
6.375%, due 08/01/11	70,000	75,824
Union Pacific Corp.
6.700%, due 12/01/06	115,000	119,558
UST, Inc.
6.625%, due 07/15/12	140,000	153,817
Valero Energy Corp.
7.500%, due 04/15/32	110,000	132,608
Verizon New York, Inc., Series B
7.375%, due 04/01/32	235,000	263,734
Viacom, Inc.
6.625%, due 05/15/11	105,000	112,957
Wachovia Bank N.A.
7.800%, due 08/18/10	245,000	280,645
Washington Mutual, Inc.
5.625%, due 01/15/07	375,000	383,436
Waste Management, Inc.
7.375%, due 08/01/10	85,000	94,728
Wells Fargo Bank N.A.
6.450%, due 02/01/11	360,000	390,798
Weyerhaeuser Co.
7.375%, due 03/15/32	70,000	81,837
Wyeth
5.500%, due 03/15/13	75,000	76,239
Xcel Energy, Inc.
7.000%, due 12/01/10	85,000	93,603
		13,656,395
Asset-Backed Securities — 4.35%
Capital One Multi-Asset Execution Trust, 03-A1, Class A1†
3.200%, due 01/15/09	760,000	762,741
Conseco Finance Securitizations Corp., 00-1, Class A4
7.620%, due 05/01/31	922,283	937,951
Conseco Finance Securitizations Corp., 01-3, Class A2
5.160%, due 05/01/33	43,443	43,549
Countrywide Asset-Backed Certificates, 03-SD3, Class A1, 144A†
3.270%, due 12/25/32	91,327	91,859
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A†
3.190%, due 06/25/33	165,776	166,095
First Franklin Mortgage Loan Asset Backed Certificates,
04-FFB, Class A1 (a)
4.167%, due 06/25/24	284,770	281,652
GreenTree Financial Corp., 96-4, Class A6
7.400%, due 06/15/27	318,842	336,592
Massachusetts RRB Special Purpose Trust, 99-1, Class A5
7.030%, due 03/15/12	290,000	315,224
Providian Gateway Master Trust, 04-AA, Class D, 144A†
4.660%, due 03/15/11	200,000	204,400
RAFC Asset-Backed Trust, 01-1, Class A3 (a)
5.115%, due 11/25/29	187,677	187,991
Structured Asset Securities Corp., 03-AL2, Class A, 144A
3.357%, due 01/25/31	175,726	163,857
Vanderbilt Mortgage Finance, 00-B, Class 1A3
8.255%, due 05/07/17	44,840	45,318
WFS Financial Owner Trust, 04-3, Class D
4.070%, due 02/17/12	321,297	319,574
		3,856,803

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Commercial Mortgage-Backed Securities — 8.36%
Asset Securitization Corp., 95-MD4, Class A3†
7.384%, due 08/13/29	$850,000	$909,012
Bear Stearns Commercial Mortgage Securities, 00-WF2, Class A2
7.320%, due 10/15/32	160,000	177,998
Commercial Mortgage Pass-Through Certificate, 04-HTL1, Class A2, 144A†
3.130%, due 07/15/16	250,000	250,251
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class E, 144A†
4.310%, due 11/15/13	73,723	73,699
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class F, 144A†
3.453%, due 11/15/13	130,000	128,801
DLJ Commercial Mortgage Corp., 99-CG1, Class A1B
6.460%, due 03/10/32	340,000	360,582
DLJ Commercial Mortgage Corp., 99-CG3, Class A1B
7.340%, due 10/10/32	260,000	287,333
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29	198,040	207,277
Greenwich Capital Commercial Funding Corp., 03-FL1, Class A, 144A†
3.190%, due 07/05/18	106,065	106,104
Heller Financial Commercial Mortgage Assets, 99-PH1, Class A1
6.500%, due 05/15/31	338,632	347,851
Host Marriott Pool Trust, 99-HMTA, Class A, 144A
6.980%, due 08/03/15	184,148	194,340
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15	320,000	353,278
Host Marriott Pool Trust, 99-HMTA, Class D, 144A
7.970%, due 08/03/15	230,000	252,815
Host Marriott Pool Trust, 99-HMTA, Class E, 144A
8.070%, due 08/03/15	200,000	215,924
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1
6.410%, due 06/15/31	223,590	228,812
LB Commercial Conduit Mortgage Trust, 99-C2, Class A2
7.325%, due 10/15/32	220,000	241,336
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1, 144A
3.890%, due 05/28/40	391,234	383,654
Meristar Commercial Mortgage Trust, 99-C1, Class A2, 144A
7.610%, due 03/03/16	1,300,000	1,441,687
Merrill Lynch Mortgage Investors, Inc., 96-C2, Class A3
6.960%, due 11/21/28	264,884	272,937
Merrill Lynch Mortgage Investors, Inc., 97-C2, Class A2
6.540%, due 12/10/29	297,971	311,354
Morgan Stanley Capital I, 96-WF1, Class A3, 144A†
7.700%, due 11/15/28	79,667	80,646
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A1
6.960%, due 10/15/33	96,997	102,192
Morgan Stanley Dean Witter Capital I, 01-1QA, Class A2
5.330%, due 12/18/32	200,000	203,869
Salomon Brothers Mortgage Securities VII, 00-C1, Class A2
7.520%, due 12/18/09	250,000	276,999
		7,408,751
Mortgage & Agency Debt Securities — 40.72%
C.S. First Boston Mortgage Securities Corp., 01-26, Class 5A1†
7.405%, due 11/25/31	97,513	98,101
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	161,746	166,174
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	650,232	658,511
Citicorp Mortgage Securities, Inc., 94-3, Class A13
6.500%, due 02/25/24	227,026	234,084
Countrywide Alternative Loan Trust, 04-J8, Class 2A1
7.000%, due 08/25/34	594,422	612,921
Federal Home Loan Mortgage Corp.
3.500%, due 04/01/08	1,340,000	1,313,054
3.875%, due 01/12/09	785,000	769,165
4.626%, due 12/01/34†	972,815	970,235
5.000%, due 01/30/14	1,260,000	1,243,476
5.125%, due 07/15/12	240,000	245,851
6.875%, due 09/15/10	335,000	372,053
Federal Home Loan Mortgage Corp., 1595, Class D
7.000%, due 10/15/13	64,844	66,929
Federal Home Loan Mortgage Corp., 2148, Class ZA
6.000%, due 04/15/29	572,452	581,632
Federal Home Loan Mortgage Corp., 2532, Class PD
5.500%, due 06/15/26	1,040,000	1,053,611

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Federal Home Loan Mortgage Corp., Gold
5.000%, due 11/01/07	$65,870	$66,891
5.500%, due 09/01/17	206,281	210,707
5.500%, due 01/01/18	93,931	95,946
5.500%, due 07/01/19	795,948	812,796
5.500%, due 12/01/33	487,316	489,477
6.000%, due 10/01/29	71,765	73,697
6.000%, due 12/01/30	378,200	387,791
6.000%, due 07/01/34	894,395	915,680
6.500%, due 04/01/29	13,653	14,211
6.500%, due 06/01/29	135,728	141,279
6.500%, due 09/01/29	40,349	42,023
6.500%, due 11/01/29	662,013	689,819
6.500%, due 03/01/32	32,131	33,402
6.500%, due 11/01/32	1,866,801	1,940,164
7.000%, due 07/01/32	661,706	697,529
7.500%, due 05/01/24	13,738	14,772
8.000%, due 09/01/25	997	1,077
8.000%, due 11/01/27	22,312	24,067
Federal National Mortgage Association
5.500%, TBA	1,290,000	1,314,187
6.500%, TBA	2,970,000	3,081,375
3.337%, due 09/01/33†	92,807	92,990
4.378%, due 06/01/33†	265,779	265,051
4.696%, due 03/01/35†	1,709,599	1,755,954
4.954%, due 02/01/35†	1,493,660	1,513,715
5.000%, due 03/01/34	567,409	556,345
5.500%, due 01/01/09	27,674	28,154
5.500%, due 02/01/18	691,142	705,021
5.500%, due 11/01/23	95,109	95,380
5.500%, due 03/01/33	515,879	517,888
6.000%, due 06/01/23	14,903	15,330
6.000%, due 03/01/28	28,256	28,977
6.000%, due 03/01/29	39,352	40,355
6.000%, due 05/01/29	17,253	17,693
6.000%, due 06/01/31	73,732	75,570
6.000%, due 06/01/33	177,384	181,360
6.000%, due 07/01/34	646,079	660,553
6.250%, due 02/01/11	710,000	758,659
6.500%, due 08/01/16	421,080	439,821
6.500%, due 08/01/28	17,819	18,563
6.500%, due 09/01/28	9,272	9,659
6.500%, due 06/01/29	367,408	382,539
6.500%, due 12/01/29	2,115,607	2,205,179
6.500%, due 05/01/30	165,275	172,179
6.500%, due 10/01/30	143,728	149,647
6.500%, due 05/01/31	1,820,361	1,894,279
6.500%, due 11/01/31	36,807	38,282
7.000%, due 05/01/26	18,537	19,631
7.000%, due 11/01/31	45,150	47,636
7.000%, due 04/01/32	132,632	139,890
7.500%, due 05/01/31	34,629	37,046
8.000%, due 11/01/22	4,324	4,677
8.000%, due 09/01/27	10,520	11,336
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	234,792	246,447
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3†
7.500%, due 06/19/30	120,809	126,671
Federal National Mortgage Association Grantor Trust, 01-T10, Class A2
7.500%, due 12/25/41	223,331	235,250
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	3,898	4,234
Federal National Mortgage Association Whole Loan, 03-W6, Class 6A†
4.185%, due 08/25/42	220,861	225,426
Federal National Mortgage Association, Strips
9.500%, due 11/01/09	92,188	98,335

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Government National Mortgage Association
4.125%, due 12/20/29†	$207,764	$210,813
6.000%, due 12/20/28	261,421	268,958
6.000%, due 01/15/29	77,947	80,302
6.000%, due 02/20/29	106,999	110,065
6.000%, due 07/15/29	153,129	157,756
6.000%, due 08/20/29	30,380	31,250
6.000%, due 09/20/29	14,713	15,135
6.500%, due 08/15/27	2,047	2,144
6.500%, due 01/15/29	7,855	8,218
6.500%, due 05/15/29	15,177	15,878
6.500%, due 12/15/29	164,148	171,729
6.500%, due 04/15/31	441,216	461,387
7.000%, due 07/15/25	13,944	14,802
7.000%, due 04/15/26	38,532	40,860
7.000%, due 06/15/27	57,234	60,630
8.500%, due 12/15/17	16,210	17,680
9.500%, due 09/15/18	126,423	140,232
GSMPS Mortgage Loan Trust, 01-2, Class A, 144A
7.500%, due 06/19/32	70,386	74,109
Impac Secured Assets Common Owner Trust, 01-3, Class A2†
7.250%, due 04/25/31	7,821	7,808
MLCC Mortgage Investors, Inc., 03-D, Class XA1 (b)(c)
1.000%, due 08/25/28	7,284,749	100,450
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A†
6.525%, due 09/25/34	497,935	505,878
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC, Class A1†
4.940%, due 03/25/34	361,776	356,091
		36,100,584
U.S. Government Obligations — 27.39%
U.S. Treasury Bonds
5.375%, due 02/15/31	40,000	43,595
6.250%, due 08/15/23	655,000	762,640
6.250%, due 05/15/30	80,000	96,119
8.750%, due 05/15/17	1,830,000	2,514,607
U.S. Treasury Notes
2.500%, due 10/31/06	5,460,000	5,360,186
2.875%, due 11/30/06	8,760,000	8,640,916
3.625%, due 01/15/10	140,000	136,648
4.750%, due 05/15/14	6,600,000	6,723,750
		24,278,461
Total U.S. Bonds		85,300,994

International Bonds — 1.72%
International Corporate Bonds —1.13%
Canada — 0.41%
Anadarko Finance Co., Series B
7.500%, due 05/01/31	85,000	104,297
Bombardier, Inc., 144A
6.300%, due 05/01/14	145,000	121,800
Burlington Resources Finance Co.
6.680%, due 02/15/11	70,000	76,085
TELUS Corp.
8.000%, due 06/01/11	55,000	63,692
		365,874
France — 0.10%
France Telecom S.A.
8.750%, due 03/01/31	65,000	85,550

Luxembourg — 0.10%
Telecom Italia Capital S.A.
5.250%, due 11/15/13	90,000	88,916

Netherlands — 0.11%
Deutsche Telekom International Finance BV
8.750%, due 06/15/30	75,000	98,089

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
United Kingdom — 0.41%
Abbey National PLC
7.950%, due 10/26/29	$55,000	$71,107
HSBC Holdings PLC
5.250%, due 12/12/12	70,000	70,935
Royal Bank of Scotland Group PLC
9.118%, due 03/31/10	75,000	88,641
Vodafone Group PLC
7.750%, due 02/15/10	115,000	129,883
		360,566
Total International Corporate Bonds		998,995

Foreign Government Bond — 0.52%
United Mexican States
8.125%, due 12/30/19	405,000	464,130

Sovereign/Supranational Bond — 0.07%
Pemex Project Funding Master Trust
8.000%, due 11/15/11	60,000	66,390

Total International Bonds		1,529,515

Total Bonds (Cost $87,042,264)		86,830,509

	Shares
Short-Term Investment — 6.15%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 2.77% (Cost $5,447,861)	5,447,861	$5,447,861
Total Investments# — 104.10% (Cost $92,490,125)		92,278,370
Liabilities, in excess of cash and other assets — (4.10%)		(3,633,090)
Net Assets — 100.00%		$88,645,280

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $92,490,125; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$619,873
Gross unrealized depreciation	(831,628)
Net unrealized depreciation	$(211,755)

†	Variable rate security — The rate disclosed is that in effect at March 31, 2005.
(a)	Step Bonds — coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.
(b)	Security is illiquid. This security amounted to $100,450 or 0.11% of net assets.
(c)

Interest only security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

%	Represents a percentage of net assets.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of these securities amounted to $4,849,018 or 5.47% of net asets.

TBA

(To Be Assigned) Securities are purchase on a forward commitment basis with an approximate principal amount (generally+-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Strips Bonds that can be subdivided into a series of zero-coupon bonds.
#

UBS U.S. Bond Relationship Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many

UBS U.S. Bond Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

Industry Diversification

As a Percent of Net Assets

As of March 31, 2005 (Unaudited)

U.S. Bonds
U.S. Corporate Bonds
Aerospace & Defense	0.11%
Automobiles	1.17
Beverages	0.29
Capital Markets	1.38
Chemicals	0.49
Commercial Banks	1.47
Commercial Services & Supplies	0.24
Communications Equipment	0.07
Consumer Finance	1.30
Diversified Financial Services	1.79
Diversified Telecommunication Services	0.95
Electric Utilities	1.12
Food & Staples Retailing	0.16
Food Products	0.29
Gas Utilities	0.08
Hotels, Restaurants & Leisure	0.07
Household Durables	0.06
Insurance	0.54
IT Services	0.07
Machinery	0.06
Media	0.73
Metals & Mining	0.09
Multi-Utilities & Unregulated Power	0.30
Oil & Gas	0.51
Paper & Forest Products	0.16
Personal Products	0.15
Pharmaceuticals	0.18
Real Estate	0.24
Road & Rail	0.38
Thrifts & Mortgage Finance	0.50
Tobacco	0.30
Wireless Telecommunication Services	0.16
Total U.S. Corporate Bonds	15.41
Asset-Backed Securities	4.35
Commercial Mortgage-Backed Securities	8.36
Mortgage & Agency Debt Securities	40.72
U.S Government Obligations	27.39
Total U.S. Bonds	96.23
International Bonds
International Corporate Bonds
Aerospace & Defense	0.14
Commercial Banks	0.26
Diversified Telecommunication Services	0.38
Oil & Gas	0.20
Wireless Telecommunication Services	0.15
Total International Corporate Bonds	1.13
Foreign Government Bond	0.52
Sovereign/Supranational Bond	0.07
Total International Bonds	1.72
Total Bonds	97.95
SHORT-TERM INVESTMENT	6.15
TOTAL INVESTMENT	104.10
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(4.10)
NET ASSETS	100.00%

UBS U.S. Cash Management Prime Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Short-Term Investments — 94.86%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 2.77%	532,463,731	532,463,731

Total Investments# — 94.86% (Cost $532,463,731)		532,463,731
Cash and other assets, less liabilities — 5.14%		28,861,239
Net Assets — 100.00%		$561,324,970

# Investments are valued at amortized cost, which approximates market value, unless the portfolio Board of Directors determines that this does not represent fair value.

UBS Corporate Bond Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Bonds — 98.19%
U.S. Corporate Bonds — 89.52%
Alcoa, Inc.
6.000%, due 01/15/12	$1,375,000	$1,465,834
Allstate Corp.
7.200%, due 12/01/09	1,750,000	1,933,867
Altria Group, Inc.
7.750%, due 01/15/27	1,400,000	1,597,911
American Electric Power Co., Inc.
6.125%, due 05/15/06	2,825,000	2,887,822
Anheuser-Busch Cos., Inc.
9.000%, due 12/01/09	1,765,000	2,071,612
AT&T Corp.
9.750%, due 11/15/31	2,065,000	2,519,300
AvalonBay Communities, Inc.
7.500%, due 08/01/09	1,300,000	1,434,835
Avon Products, Inc.
7.150%, due 11/15/09	2,210,000	2,442,576
Bank of America Corp.
7.400%, due 01/15/11	6,050,000	6,820,431
Bank One Corp.
7.875%, due 08/01/10	4,750,000	5,410,744
BellSouth Corp.
6.550%, due 06/15/34	2,250,000	2,407,579
Boeing Capital Corp.
7.375%, due 09/27/10	2,200,000	2,472,402
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06	3,325,000	3,316,688
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	1,575,000	1,645,065
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	1,205,000	1,404,119
C.S. First Boston USA, Inc.
3.875%, due 01/15/09	1,150,000	1,118,835
6.500%, due 01/15/12	2,700,000	2,921,481
Capital One Bank
6.875%, due 02/01/06	3,150,000	3,224,951
Caterpillar, Inc.
6.550%, due 05/01/11	1,300,000	1,415,930
Cendant Corp.
6.250%, due 01/15/08	2,125,000	2,211,802
Centex Corp.
7.875%, due 02/01/11	1,175,000	1,327,958
9.750%, due 06/15/05	2,685,000	2,712,476
Citigroup, Inc.
5.000%, due 09/15/14	8,875,000	8,713,262
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	5,625,000	6,076,181
Computer Sciences Corp.
3.500%, due 04/15/08	1,515,000	1,475,434
ConAgra Foods, Inc.
6.750%, due 09/15/11	1,625,000	1,785,904
Coors Brewing Co.
6.375%, due 05/15/12	1,300,000	1,396,851
Countrywide Home Loans, Inc.
3.250%, due 05/21/08	1,850,000	1,770,835
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	7,375,000	7,162,157
Devon Financing Corp. ULC
6.875%, due 09/30/11	2,100,000	2,312,159
Dominion Resources, Inc.
8.125%, due 06/15/10	1,350,000	1,544,333
Dow Chemical Co.
6.125%, due 02/01/11	3,575,000	3,826,176

UBS Corporate Bond Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Duke Capital LLC
5.668%, due 08/15/14	$3,075,000	$3,092,343
Duke Energy Field Services LLC
7.875%, due 08/16/10	2,225,000	2,526,543
EOP Operating LP
7.250%, due 06/15/28	1,950,000	2,163,821
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	1,910,000	2,199,915
FirstEnergy Corp., Series B
6.450%, due 11/15/11	2,775,000	2,927,750
FleetBoston Financial Corp.
7.375%, due 12/01/09	950,000	1,049,886
Ford Motor Co.
7.450%, due 07/16/31	4,760,000	4,305,825
Ford Motor Credit Co.
5.800%, due 01/12/09	9,550,000	9,120,976
FPL Group Capital, Inc.
6.125%, due 05/15/07	975,000	1,011,429
7.625%, due 09/15/06	610,000	640,250
General Electric Capital Corp.
6.000%, due 06/15/12	15,050,000	16,034,902
6.750%, due 03/15/32	1,850,000	2,135,498
General Motors Acceptance Corp.
6.125%, due 09/15/06	1,965,000	1,955,937
6.875%, due 09/15/11	1,465,000	1,325,592
8.000%, due 11/01/31	3,650,000	3,178,577
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	8,850,000	9,653,102
Harrah’s Operating Co., Inc.
7.500%, due 01/15/09	1,775,000	1,930,664
Hartford Financial Services Group, Inc.
4.700%, due 09/01/07	1,150,000	1,155,497
HSBC Finance Corp.
6.750%, due 05/15/11	4,900,000	5,364,192
ICI Wilmington, Inc.
4.375%, due 12/01/08	2,550,000	2,518,546
International Lease Finance Corp.
3.500%, due 04/01/09	2,700,000	2,584,221
International Paper Co.
6.750%, due 09/01/11	1,350,000	1,480,093
John Deere Capital Corp.
7.000%, due 03/15/12	2,500,000	2,807,423
JPMorgan Chase & Co.
3.625%, due 05/01/08	2,100,000	2,048,729
Kraft Foods, Inc.
5.625%, due 11/01/11	3,025,000	3,138,761
Kroger Co.
7.500%, due 04/01/31	1,250,000	1,428,266
Lincoln National Corp.
6.200%, due 12/15/11	1,100,000	1,171,734
Lockheed Martin Corp.
8.500%, due 12/01/29	1,200,000	1,625,974
Marathon Oil Corp.
6.125%, due 03/15/12	1,650,000	1,761,357
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	2,220,000	2,320,084
McKesson Corp.
7.750%, due 02/01/12	1,375,000	1,559,962
Miller Brewing Co., 144A
5.500%, due 08/15/13	3,100,000	3,151,686
Morgan Stanley
6.750%, due 04/15/11	8,350,000	9,100,849
Motorola, Inc.
7.625%, due 11/15/10	1,420,000	1,595,593
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	1,505,000	1,985,563
News America, Inc., 144A
6.200%, due 12/15/34	1,500,000	1,483,149

UBS Corporate Bond Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Northwest Airlines, Inc.
8.072%, due 10/01/19	$1,242,498	$1,357,429
Pacific Gas & Electric Co.
6.050%, due 03/01/34	2,200,000	2,258,993
PP&L Capital Funding, Inc.
7.750%, due 04/15/05	1,115,000	1,116,897
PPL Energy Supply LLC.
6.400%, due 11/01/11	2,120,000	2,291,069
Progress Energy, Inc.
7.000%, due 10/30/31	1,425,000	1,563,365
PSEG Power LLC
7.750%, due 04/15/11	1,275,000	1,452,245
Rohm & Haas Co.
7.850%, due 07/15/29	1,050,000	1,358,008
Safeway, Inc.
7.250%, due 02/01/31	495,000	538,472
SBC Communications, Inc.
5.875%, due 02/01/12	1,550,000	1,615,999
Sempra Energy
7.950%, due 03/01/10	1,300,000	1,463,359
Southern California Edison Co.
8.000%, due 02/15/07	641,000	682,543
Sprint Capital Corp.
8.375%, due 03/15/12	2,050,000	2,395,831
8.750%, due 03/15/32	1,100,000	1,427,097
Time Warner, Inc.
7.625%, due 04/15/31	2,925,000	3,436,191
Travelers Property Casualty Corp.
5.000%, due 03/15/13	1,425,000	1,400,916
TXU Energy Co. LLC
7.000%, due 03/15/13	2,950,000	3,228,412
U.S. Bank N.A.
6.375%, due 08/01/11	1,300,000	1,408,167
Union Pacific Corp.
6.625%, due 02/01/08	800,000	845,547
6.700%, due 12/01/06	1,200,000	1,247,564
UST, Inc.
6.625%, due 07/15/12	1,325,000	1,455,772
Valero Energy Corp.
7.500%, due 04/15/32	1,850,000	2,230,225
Verizon New England, Inc.
6.500%, due 09/15/11	555,000	594,185
Verizon New York, Inc., Series B
7.375%, due 04/01/32	2,075,000	2,328,714
Viacom, Inc.
6.625%, due 05/15/11	1,425,000	1,532,984
Wachovia Bank N.A.
7.800%, due 08/18/10	4,000,000	4,581,956
Washington Mutual, Inc.
5.625%, due 01/15/07	7,475,000	7,643,165
Waste Management, Inc.
7.375%, due 08/01/10	1,400,000	1,560,227
Wells Fargo Bank N.A.
6.450%, due 02/01/11	6,300,000	6,838,965
Weyerhaeuser Co.
7.375%, due 03/15/32	1,625,000	1,899,796
Wyeth
5.500%, due 03/15/13	1,750,000	1,778,908
Total U.S. Corporate Bonds		267,895,200

International Bonds — 8.67%
International Corporate Bonds — 5.70%
Canada — 1.95%
Anadarko Finance Co., Series B
7.500%, due 05/01/31	1,250,000	1,533,780
Bombardier, Inc., 144A
6.300%, due 05/01/14	1,675,000	1,407,000
Burlington Resources Finance Co.
6.680%, due 02/15/11	1,325,000	1,440,180

UBS Corporate Bond Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
TELUS Corp.
8.000%, due 06/01/11	$1,265,000	$1,464,914
		5,845,874
France — 0.50%
France Telecom S.A.
8.750%, due 03/01/31	1,125,000	1,480,671

Luxembourg — 0.58%
Telecom Italia Capital S.A.
5.250%, due 11/15/13	1,750,000	1,728,928

Netherlands — 0.52%
Deutsche Telekom International Finance BV
8.750%, due 06/15/30	1,200,000	1,569,421

United Kingdom — 2.15%
Abbey National PLC
7.950%, due 10/26/29	1,215,000	1,570,812
HSBC Holdings PLC
5.250%, due 12/12/12	1,350,000	1,368,035
Royal Bank of Scotland Group PLC
9.118%, due 03/31/10	950,000	1,122,781
Vodafone Group PLC
7.750%, due 02/15/10	2,100,000	2,371,786
		6,433,414
Total International Corporate Bonds		17,058,308

Foreign Government Bonds — 2.39%
Mexico — 2.39%
United Mexican States
8.125%, due 12/30/19	6,225,000	7,133,850

Sovereigns/Supranational Bonds — 0.58%
Pemex Project Funding Master Trust
8.000%, due 11/15/11	1,575,000	1,742,737

Total International Bonds		24,401,115

Total Bonds (Cost $295,170,827)		293,830,095

	Shares
Short-Term Investment — 0.36%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 2.77% (Cost $1,082,440)	1,082,440	1,082,440

Total Investments# — 98.55% (Cost $296,253,267)		294,912,535
Cash and other assets, less liabilities — 1.45%		4,346,977
Net Assets — 100.00%		$299,259,512

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $296,253,267; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,815,838
Gross unrealized depreciation	(4,156,570)
Net unrealized depreciation	$(1,340,732)

%                                     Represents a percentage of net assets.

144A                    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of these securities amounted to $11,558,438 or 3.86% of net assets.

UBS Corporate Bond Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

#                                         UBS Corporate Bond Relationship Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

Industry Diversification

As a Percent of Net Assets

As of March 31, 2005 (Unaudited)

Bonds
U.S. Corporate Bonds
Aerospace & Defense	0.54%
Airlines	0.45
Automobiles	6.88
Beverages	2.21
Capital Markets	6.27
Chemicals	2.57
Commercial Banks	8.72
Commercial Services & Supplies	1.78
Communications Equipment	0.53
Consumer Finance	8.77
Diversified Financial Services	11.02
Diversified Telecommunication Services	4.44
Electric Utilities	6.22
Food & Staples Retailing	0.66
Food Products	1.65
Gas Utilities	0.49
Hotels, Restaurants & Leisure	0.65
Household Durables	1.35
Insurance	2.67
IT Services	0.49
Machinery	0.47
Media	4.19
Metals & Mining	0.49
Multi-Utilities & Unregulated Power	2.88
Oil & Gas	2.11
Paper & Forest Products	1.13
Personal Products	0.82
Pharmaceuticals	1.14
Real Estate	1.20
Road & Rail	1.90
Thrifts & Mortgage Finance	3.15
Tobacco	1.02
Wireless Telecommunication Services	0.66
Total U.S. Corporate Bonds	89.52

UBS Corporate Bond Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

International Bonds
International Corporate Bonds
Aerospace & Defense	0.47
Commercial Banks	1.36
Diversified Telecommunication Services	2.09
Oil & Gas	0.99
Wireless Telecommunication Services	0.79
Total International Corporate Bonds	5.70
Foreign Government Bond	2.39
Sovereign/Supranational Bond	0.58
Total International Bonds	8.67
Total Bonds	98.19
SHORT-TERM INVESTMENT	0.36
TOTAL INVESTMENT	98.55
CASH AND OTHER ASSETS, LESS LIABILITIES	1.45
NET ASSETS	100.00%

UBS U.S. Large Cap Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
U.S. Equities — 96.02%
Aerospace & Defense — 2.65%
Lockheed Martin Corp.	88,200	$5,385,492
Northrop Grumman Corp.	79,600	4,296,808
		9,682,300
Auto Components — 1.13%
Johnson Controls, Inc.	73,700	4,109,512

Biotechnology — 3.59%
Cephalon, Inc. (a)	60,400	2,828,532
Genzyme Corp. (a)	157,200	8,998,128
Millennium Pharmaceuticals, Inc. (a)	148,300	1,248,686
		13,075,346
Building Products — 2.45%
Masco Corp.	257,800	8,937,926

Capital Markets — 4.94%
Mellon Financial Corp.	240,600	6,866,724
Morgan Stanley	195,000	11,163,750
		18,030,474
Commercial Banks — 5.36%
Fifth Third Bancorp.	91,400	3,928,372
PNC Financial Services Group, Inc.	83,600	4,303,728
Wells Fargo & Co.	189,400	11,326,120
		19,558,220
Commercial Services & Supplies — 0.19%
Equifax, Inc.	22,000	675,180

Computers & Peripherals — 1.23%
Hewlett-Packard Co.	204,000	4,475,760

Construction Materials — 1.50%
Martin Marietta Materials, Inc.	97,739	5,465,565

Diversified Financial Services — 6.56%
Citigroup, Inc.	346,813	15,585,776
JPMorgan Chase & Co.	241,300	8,348,980
		23,934,756
Diversified Telecommunication Services — 0.74%
SBC Communications, Inc.	113,300	2,684,077

Electric Utilities — 5.13%
American Electric Power Co., Inc.	96,000	3,269,760
Exelon Corp.	184,400	8,462,116
FirstEnergy Corp.	129,205	5,420,149
Pepco Holdings, Inc.	75,000	1,574,250
		18,726,275
Electronic Equipment & Instruments — 1.05%
Mettler Toledo International, Inc. (a)	80,700	3,833,250

Food & Staples Retailing — 4.46%
Albertson’s, Inc.	217,400	4,489,310
Costco Wholesale Corp.	167,700	7,408,986
Kroger Co. (a)	272,500	4,368,175
		16,266,471
Gas Utilities — 0.60%
NiSource, Inc.	95,600	2,178,724

Health Care Equipment & Supplies — 0.69%
Medtronic, Inc.	49,300	2,511,835

Health Care Providers & Services — 5.41%
Medco Health Solutions, Inc. (a)	92,500	4,585,225
UnitedHealth Group, Inc.	108,400	10,339,192
WellPoint, Inc. (a)	38,400	4,813,440
		19,737,857
Household Products — 1.36%
Kimberly-Clark Corp.	75,600	4,969,188

UBS U.S. Large Cap Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Insurance — 4.67%
Aflac, Inc.	72,400	$2,697,624
Allstate Corp.	73,700	3,984,222
American International Group, Inc.	47,800	2,648,598
Hartford Financial Services Group, Inc.	51,900	3,558,264
Willis Group Holdings Ltd.	112,600	4,151,562
		17,040,270
Internet & Catalog Retail — 1.13%
IAC/InterActiveCorp. (a)	185,100	4,122,177

Machinery — 2.21%
Illinois Tool Works, Inc.	89,900	8,048,747

Media — 8.81%
Clear Channel Communications, Inc.	76,500	2,636,955
Dex Media, Inc.	87,800	1,813,070
Omnicom Group, Inc.	88,200	7,807,464
Time Warner, Inc. (a)	353,200	6,198,660
Tribune Co.	84,700	3,376,989
Univision Communications, Inc. (a)	108,000	2,990,520
Viacom, Inc., Class B	209,800	7,307,334
		32,130,992
Multi-Utilities & Unregulated Power — 1.00%
Sempra Energy	91,100	3,629,424

Multiline Retail — 0.96%
Kohl’s Corp. (a)	67,500	3,485,025

Oil & Gas — 3.69%
ExxonMobil Corp.	147,900	8,814,840
Marathon Oil Corp.	98,800	4,635,696
		13,450,536
Pharmaceuticals — 9.92%
Allergan, Inc.	121,400	8,433,658
Bristol-Myers Squibb Co.	120,700	3,073,022
Johnson & Johnson	213,274	14,323,482
Mylan Laboratories, Inc.	82,050	1,453,926
Wyeth	210,700	8,887,326
		36,171,414
Road & Rail — 2.20%
Burlington Northern Santa Fe Corp.	148,900	8,030,177

Semiconductors & Semiconductor Equipment — 1.61%
Applied Material, Inc. (a)	197,000	3,201,250
Xilinx, Inc.	90,800	2,654,084
		5,855,334
Software — 4.41%
Microsoft Corp.	404,300	9,771,931
Oracle Corp. (a)	400,000	4,992,000
Veritas Software Corp. (a)	56,200	1,304,964
		16,068,895
Specialty Retail — 1.10%
Advance Auto Parts, Inc. (a)	37,900	1,912,055
Office Depot, Inc. (a)	95,400	2,115,972
		4,028,027
Thrifts & Mortgage Finance — 2.24%
Freddie Mac	129,500	8,184,400

Wireless Telecommunication Services — 3.03%
Nextel Communications, Inc., Class A (a)	388,700	11,046,854

Total Equities (Cost $341,443,710)		350,144,988

Short-Term Investments — 2.23%
Other — 2.04%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 2.77%	7,443,143	7,443,143

UBS U.S. Large Cap Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
U.S. Government Obligation — 0.19%
U.S. Treasury Bills, yield of 0.75%
due 07/21/05 (b)	$700,000	$693,970

Total Short-Term Investments
(Cost $8,137,155)		8,137,113
Total Investments# — 98.25%
(Cost $349,580,865)		358,282,101
Cash and other assets, less liabilities — 1.75%		6,388,698
Net Assets — 100.00%		$364,670,799

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $349,580,865; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$14,907,388
Gross unrealized depreciation	(6,206,152)
Net unrealized appreciation	$8,701,236

(a)                                  Non-income producing security.

(b)                                 This security was pledged to cover margin requirements for futures contracts.

%                                     Represents a percentage of net assets.

#                                         UBS U.S. Large Cap Equity Relationship Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

FUTURES CONTRACTS

UBS U.S. Large Cap Equity Relationship Fund had the following open futures contracts as of March 31, 2005:

	Expiration		Current	Unrealized
	Date	Cost	Value	Depreciation
Index Futures Sell Contracts
S&P 500 Index, 36 contracts	June 2005	$10,774,790	$10,655,100	$(119,690)

The segregated aggregate market value of investments and cash collateral pledged to cover margin requirements for the open futures contracts at March 31, 2005 was $693,970.

UBS U.S. Large Cap Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Industry Diversification (Unaudited)

As a Percent of Net Assets

As of March 31, 2005

U.S. Equities
Aerospace & Defense	2.65%
Auto Components	1.13
Biotechnology	3.59
Building Products	2.45
Capital Markets	4.94
Commercial Banks	5.36
Commercial Services & Supplies	0.19
Computers & Peripherals	1.23
Construction Materials	1.50
Diversified Financial Services	6.56
Diversified Telecommunication Services	0.74
Electric Utilities	5.13
Electronic Equipment & Instruments	1.05
Food & Staples Retailing	4.46
Gas Utilities	0.60
Health Care Equipment & Supplies	0.69
Health Care Providers & Services	5.41
Household Products	1.36
Insurance	4.67
Internet & Catalog Retail	1.13
Machinery	2.21
Media	8.81
Multi-Utilities & Unregulated Power	1.00
Multiline Retail	0.96
Oil & Gas	3.69
Pharmaceuticals	9.92
Road & Rail	2.20
Semiconductors & Semiconductor Equipment	1.61
Software	4.41
Specialty Retail	1.10
Thrifts & Mortgage Finance	2.24
Wireless Telecommunication Services	3.03
Total U.S. Equities	96.02
SHORT-TERM INVESTMENTS	2.23
TOTAL INVESTMENTS	98.25
CASH AND OTHER ASSETS, LESS LIABILITIES	1.75
NET ASSETS	100.00%

UBS Large Cap Select Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
U.S. Equities — 99.26%
Aerospace & Defense — 3.63%
Lockheed Martin Corp.	4,700	$286,982
Northrop Grumman Corp.	2,900	156,542
		443,524
Biotechnology — 1.54%
Genzyme Corp. (a)	3,300	188,892

Building Products — 3.80%
Masco Corp.	13,400	464,578

Capital Markets — 5.59%
Mellon Financial Corp.	9,100	259,714
Morgan Stanley	7,400	423,650
		683,364
Commercial Banks — 5.93%
Fifth Third Bancorp.	4,000	171,920
PNC Financial Services Group, Inc.	3,200	164,736
Wells Fargo & Co.	6,500	388,700
		725,356
Computers & Peripherals — 1.18%
Hewlett-Packard Co.	6,600	144,804

Diversified Financial Services — 7.12%
Citigroup, Inc.	11,900	534,786
JPMorgan Chase & Co.	9,700	335,620
		870,406
Diversified Telecommunication Services — 1.14%
SBC Communications, Inc.	5,900	139,771

Electric Utilities — 2.26%
FirstEnergy Corp.	6,600	276,870

Food & Staples Retailing — 5.50%
Albertson’s, Inc.	9,000	185,850
Costco Wholesale Corp.	7,800	344,604
Kroger Co. (a)	8,900	142,667
		673,121
Gas Utilities — 1.25%
NiSource, Inc.	6,700	152,693

Health Care Equipment & Supplies — 1.04%
Medtronic, Inc.	2,500	127,375

Health Care Providers & Services — 4.39%
Medco Health Solutions, Inc. (a)	3,700	183,409
UnitedHealth Group, Inc.	3,700	352,906
		536,315
Household Products — 1.29%
Kimberly-Clark Corp.	2,400	157,752

UBS Large Cap Select Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Insurance — 5.64%
Aflac, Inc.	3,300	$122,958
Allstate Corp.	4,300	232,458
American International Group, Inc.	3,300	182,853
Hartford Financial Services Group, Inc.	2,200	150,832
		689,101
Internet & Catalog Retail — 1.40%
IAC/InterActiveCorp. (a)	7,700	171,479

Machinery — 3.59%
Illinois Tool Works, Inc.	4,900	438,697

Media — 9.85%
Clear Channel Communications, Inc.	3,800	130,986
Omnicom Group, Inc.	3,300	292,116
Time Warner, Inc. (a)	14,400	252,720
Tribune Co.	2,800	111,636
Univision Communications, Inc. (a)	5,400	149,526
Viacom, Inc., Class B	7,700	268,191
		1,205,175
Multi-Utilities & Unregulated Power — 0.85%
Sempra Energy	2,600	103,584

Multiline Retail — 1.44%
Kohl’s Corp. (a)	3,400	175,542

Oil & Gas — 4.41%
ExxonMobil Corp.	5,200	309,920
Marathon Oil Corp.	4,900	229,908
		539,828
Pharmaceuticals — 10.59%
Allergan, Inc.	4,600	319,562
Bristol-Myers Squibb Co.	5,400	137,484
Johnson & Johnson	7,700	517,132
Wyeth	7,600	320,568
		1,294,746
Road & Rail — 2.78%
Burlington Northern Santa Fe Corp.	6,300	339,759

Semiconductors & Semiconductor Equipment — 1.15%
Xilinx, Inc.	4,800	140,304

Software — 5.22%
Microsoft Corp.	17,500	422,975
Oracle Corp. (a)	17,300	215,904
		638,879
Thrifts & Mortgage Finance — 3.31%
Freddie Mac	6,400	404,480

Wireless Telecommunication Services — 3.37%
Nextel Communications, Inc., Class A (a)	14,500	412,090

Total U.S. Equities (Cost $10,366,036)		12,138,485

UBS Large Cap Select Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Short-Term Investment — 0.61%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 2.77% (Cost $74,944)	74,944	$74,944

Total Investments# — 99.87%
(Cost $10,440,980)		12,213,429
Cash and other assets, less liabilities — 0.13%		15,924
Net Assets — 100.00%		$12,229,353

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $10,440,980; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,204,952
Gross unrealized depreciation	(432,503)
Net unrealized appreciation	$1,772,449

(a)                                  Non-income producing security.

%                                     Represents a percentage of net assets.

#                                         UBS Large Cap Select Equity Relationship Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

UBS Large Cap Select Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Industry Diversification

As a Percent of Net Assets

As of March 31, 2005 (Unaudited)

U.S. Equities
Aerospace & Defense	3.63%
Biotechnology	1.54
Building Products	3.80
Capital Markets	5.59
Commercial Banks	5.93
Computers & Peripherals	1.18
Diversified Financial Services	7.12
Diversified Telecommunication Services	1.14
Electric Utilities	2.26
Food & Staples Retailing	5.50
Gas Utilities	1.25
Health Care Equipment & Supplies	1.04
Health Care Providers & Services	4.39
Household Products	1.29
Insurance	5.64
Internet & Catalog Retail	1.40
Machinery	3.59
Media	9.85
Multi-Utilities & Unregulated Power	0.85
Multiline Retail	1.44
Oil & Gas	4.41
Pharmaceuticals	10.59
Road & Rail	2.78
Semiconductors & Semiconductor Equipment	1.15
Software	5.22
Thrifts & Mortgage Finance	3.31
Wireless Telecommunication Services	3.37
Total U.S. Equities	99.26
SHORT-TERM INVESTMENT	0.61
TOTAL INVESTMENTS	99.87
CASH AND OTHER ASSETS, LESS LIABILITIES	0.13
NET ASSETS	100.00%

UBS U.S. Large Cap Value  Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
U.S. Equities — 96.35%
Aerospace & Defense — 3.13%
Lockheed Martin Corp.	33,400	$2,039,404
Northrop Grumman Corp.	23,800	1,284,724
		3,324,128
Auto Components — 1.22%
Johnson Controls, Inc.	23,200	1,293,632

Biotechnology — 0.89%
Cephalon, Inc. (a)	20,300	950,649

Building Products — 1.99%
Masco Corp.	61,100	2,118,337

Capital Markets — 7.23%
Mellon Financial Corp.	78,500	2,240,390
Morgan Stanley	73,700	4,219,325
Northern Trust Corp.	28,100	1,220,664
		7,680,379
Commercial Banks — 8.62%
Bank of America Corp.	43,332	1,910,941
Fifth Third Bancorp.	27,900	1,199,142
PNC Financial Services Group, Inc.	35,400	1,822,392
Wells Fargo & Co.	70,700	4,227,860
		9,160,335
Computers & Peripherals — 1.20%
Hewlett-Packard Co.	57,900	1,270,326

Construction Materials — 2.04%
Martin Marietta Materials, Inc.	38,700	2,164,104

Diversified Financial Services — 9.47%
Citigroup, Inc.	134,959	6,065,057
JPMorgan Chase & Co.	115,500	3,996,300
		10,061,357
Diversified Telecommunication Services — 1.76%
SBC Communications, Inc.	79,100	1,873,879

Electric Utilities — 6.87%
American Electric Power Co., Inc.	58,600	1,995,916
Exelon Corp.	47,300	2,170,597
FirstEnergy Corp.	51,250	2,149,938
Pepco Holdings, Inc.	46,600	978,134
		7,294,585
Food & Staples Retailing — 4.22%
Albertson’s, Inc.	68,200	1,408,330
Costco Wholesale Corp.	41,000	1,811,380
Kroger Co. (a)	78,900	1,264,767
		4,484,477
Gas Utilities — 0.48%
NiSource, Inc.	22,600	515,054

Health Care Providers & Services — 4.06%
Medco Health Solutions, Inc. (a)	30,000	1,487,100
UnitedHealth Group, Inc.	29,600	2,823,248
		4,310,348
Household Products — 1.13%
Kimberly-Clark Corp.	18,200	1,196,286

UBS U.S. Large Cap Value  Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Insurance — 4.95%
Aflac, Inc.	28,700	$1,069,362
Allstate Corp.	32,600	1,762,356
American International Group, Inc.	13,700	759,117
Hartford Financial Services Group, Inc.	24,400	1,672,864
		5,263,699
Internet & Catalog Retail — 1.08%
IAC/InterActiveCorp. (a)	51,600	1,149,132

Machinery — 2.36%
Illinois Tool Works, Inc.	28,000	2,506,840

Media — 8.07%
Omnicom Group, Inc.	24,100	2,133,332
Time Warner, Inc. (a)	135,800	2,383,290
Tribune Co.	23,000	917,010
Univision Communications, Inc. (a)	35,700	988,533
Viacom, Inc., Class B	61,900	2,155,977
		8,578,142
Multi-Utilities & Unregulated Power — 0.94%
Sempra Energy	25,100	999,984

Oil & Gas — 8.36%
ExxonMobil Corp.	100,600	5,995,760
Marathon Oil Corp.	61,600	2,890,272
		8,886,032
Pharmaceuticals — 5.31%
Bristol-Myers Squibb Co.	44,000	1,120,240
Johnson & Johnson	33,300	2,236,428
Wyeth	54,200	2,286,156
		5,642,824
Road & Rail — 3.39%
Burlington Northern Santa Fe Corp.	37,700	2,033,161
CSX Corp.	37,600	1,566,040
		3,599,201
Software — 1.24%
Microsoft Corp.	54,600	1,319,682

Specialty Retail — 0.49%
Office Depot, Inc. (a)	23,400	519,012

Thrifts & Mortgage Finance — 2.80%
Freddie Mac	47,000	2,970,400

Wireless Telecommunication Services — 3.05%
Nextel Communications, Inc., Class A (a)	114,200	3,245,564

Total U.S. Equities (Cost $84,438,857)		102,378,388

Short-Term Investments — 1.21%
Other — 1.02%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 2.77%	1,082,806	1,082,806

	Face
	Amount
U.S. Government Obligation — 0.19%
U.S. Treasury Bills, yield of 2.64%
due 07/21/05 (b)	$200,000	198,277
Total Short-Term Investments
(Cost $1,281,181)		1,281,083
Total Investments# — 97.56%
(Cost $85,720,038)		103,659,471
Cash and other assets, less liabilities — 2.44%		2,596,368
Net Assets — 100.00%		$106,255,839

UBS U.S. Large Cap Value  Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $85,720,038; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$20,306,074
Gross unrealized depreciation	(2,366,641)
Net unrealized appreciation	$17,939,433

(a)                                  Non-income producing security.

(b)                                 This security was pledged to cover margin requirements for futures contracts.

%                                     Represents a percentage of net assets.

#                                         UBS U.S. Large Cap Value Equity Relationship Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

FUTURES CONTRACTS

UBS U.S. Large Cap Value Equity Relationship Fund had the following open futures contracts as of March 31, 2005:

	Expiration		Current	Unrealized
	Date	Cost	Value	Appreciation
Index Futures Buy Contracts:
S&P 500 Index, 9 contracts	June 2005	$2,648,313	$2,663,775	$15,462

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at March 31, 2005 was $198,277.

UBS U.S. Large Cap Value  Equity Relationship Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Industry Diversification

As a Percent of Net Assets

As of March 31, 2005 (Unaudited)

U.S. Equities
Aerospace & Defense	3.13%
Auto Components	1.22
Biotechnology	0.89
Building Products	1.99
Capital Markets	7.23
Commercial Banks	8.62
Computers & Peripherals	1.20
Construction Materials	2.04
Diversified Financial Services	9.47
Diversified Telecommunication Services	1.76
Electric Utilities	6.87
Food & Staples Retailing	4.22
Gas Utilities	0.48
Health Care Providers & Services	4.06
Household Products	1.13
Insurance	4.95
Internet & Catalog Retail	1.08
Machinery	2.36
Media	8.07
Multi-Utilities & Unregulated Power	0.94
Oil & Gas	8.36
Pharmaceuticals	5.31
Road & Rail	3.39
Software	1.24
Specialty Retail	0.49
Thrifts & Mortgage Finance	2.80
Wireless Telecommunication Services	3.05
Total U.S. Equities	96.35
SHORT-TERM INVESTMENTS	1.21
TOTAL INVESTMENTS	97.56
CASH AND OTHER ASSETS, LESS LIABILITIES	2.44
NET ASSETS	100.00%

1)             Transactions with Affiliates

The Funds may invest in shares of certain affiliated investment companies also sponsored by the Advisor.  These investments, including investments of cash collateral for securities loaned, represented 13.26% of UBS Global Securities Relationship Fund’s total net assets at March 31, 2005. Amounts relating to those investments for the period ended March 31, 2005 are summarized as follows:

			Net	Change in
		Sales	Realized	Net Unrealized
Affiliates	Purchases	Proceeds	Gain/(Loss)	Gain/(Loss)	Value
UBS Emerging Markets Equity Relationship Fund	$8,000,000	$46,000,000	$22,806,489	$(19,193,644)	$65,619,619
UBS High Yield Relationship Fund	3,000,000	—	—	(215,097)	13,769,239
UBS Small Cap Equity Relationship Fund	—	—	—	(1,496,531)	36,511,388
UBS Supplementary Trust U.S. Cash Management Prime Fund	180,852,399	200,233,570	—	—	56,721,879

The following Funds invest in shares of UBS Supplementary Trust – U.S. Cash Management Prime Fund (“Supplementary Trust”).  The Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by Advisor.  Distributions from Supplementary Trust are reflected as affiliated interest income.  Amounts relating to those investments at March 31, 2005 are summarized as follows:

		Sales	Interest		% of Net
Fund	Purchases	Proceeds	Income	Value	Assets
UBS Global Securities Relationship Fund	$180,852,399	$200,233,570	$155,975	$56,721,879	4.36%
UBS U.S. Large Cap Equity Relationship Fund	15,423,007	13,087,059	38,288	7,443,143	2.04%
UBS Large Cap Select Equity Relationship Fund	403,646	803,515	1,424	74,944	0.61%
UBS U.S. Large Cap Value Equity Relationship Fund	4,709,682	4,914,795	8,878	1,082,806	1.02%
UBS Small Cap Equity Relationship Fund	33,423,439	25,569,031	120,656	20,898,716	4.86%
UBS International Equity Relationship Fund	45,976,685	46,059,721	11,197	665,584	0.26%
UBS Emerging Markets Equity Relationship Fund	81,293,194	83,357,692	48,810	8,375,687	1.59%
UBS U.S. Cash Management Prime Relationship Fund	612,045,074	619,820,979	3,509,592	532,463,731	94.86%
UBS U.S. Bond Relationship Fund	6,091,886	8,638,733	44,642	5,447,861	6.15%
UBS High Yield Relationship Fund	24,941,760	27,924,905	29,565	303,613	0.21%
UBS Emerging Markets Debt Relationship Fund	24,015,752	20,564,966	24,486	6,447,578	6.27%
UBS U.S. Securitized Mortgage Relationship Fund	217,124,950	216,806,077	269,431	42,127,881	3.98%
UBS Corporate Bond Relationship Fund	20,539,496	24,216,658	24,177	1,082,440	0.36%
UBS Opportunistic High Yield Relationship Fund	20,045,272	6,774,734	8,846	13,726,687	15.12%

2)             Securities Lending

The Funds may lend portfolio securities up to 33 1/3% of its net assets to qualified broker-dealers or financial institutions.  UBS Global Securities Relationship Fund loaned securities to certain brokers, with the Fund’s custodian acting as the Fund’s lending agent. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities, which are included in the Schedule of Investments. In addition, the UBS Global Securities Relationship Fund received securities as collateral amounting to $52,211,222, which cannot be resold. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.  The value of loaned securities and related collateral outstanding at March 31, 2005, were as follows:

Fund	Market Value of Securities Loaned	Collateral Received for Securities Loaned	Market Value of Investments of Cash Collateral Received
UBS Global Securities Relationship Fund	$88,253,389	$90,701,734	$38,490,512

Cash collateral is invested in UBS Supplementary Trust – U.S. Cash Management Prime Fund, an affiliate of the Advisor.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated December 31, 2004.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 31, 2005

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer & Principal Accounting Officer

Date:	May 31, 2005